UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)    Provided under separate cover.

Annual Report

August 31, 2021

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2021. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.
Federal Aid, Investor Demand Aided Muni Returns

Municipal bonds (munis) generally advanced for the reporting period, benefiting from favorable supply/demand trends and ongoing central bank and federal government support. These programs helped sustain investor confidence and bolster the economic landscape, despite ongoing challenges from COVID-19 and the inconsistent lifting of virus-related restrictions.

Improving data on U.S. manufacturing, employment and housing, along with a late-2020 federal coronavirus aid package and positive vaccine developments, helped fuel the risk-on rally. Furthermore, political clarity emerged following the January 2021 U.S. Senate runoff elections in Georgia. The results gave Democrats control of Congress and set the stage for another federal aid package, which passed in March and included direct support for states—a boon for munis.

Additionally, significant federal spending and tax-hike proposals from the Biden administration began working their way through Congress. These policies are also generally supportive of municipal bonds.

The broad economic gains combined with ongoing monetary and fiscal support and state reopenings drove inflation and U.S. Treasury yields higher, particularly in the second half of the period. Muni yields also climbed higher, but at a slower pace than comparable-maturity Treasuries. Against this backdrop, munis broadly delivered gains for the 12-month period and significantly outperformed Treasuries, which declined. Higher-risk securities, including high-yield munis, rallied and outperformed their higher-quality counterparts.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to the spread of the delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization, and fiscal and monetary policy likely will sway market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Performance

Total Returns as of August 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCHYX	7.12%	3.96%	5.63%	—	12/30/86
S&P Municipal Bond California 50% Investment Grade/50% High Yield Index	—	5.65%	4.47%	—	—	—
Bloomberg Barclays Municipal Bond Index	—	3.40%	3.30%	4.05%	—	—
I Class	BCHIX	7.24%	4.15%	5.83%	—	3/1/10
Y Class	ACYHX	7.28%	—	—	5.52%	4/10/17
A Class	CAYAX					1/31/03
No sales charge		6.86%	3.70%	5.37%	—
With sales charge		2.06%	2.75%	4.89%	—
C Class	CAYCX	6.06%	2.93%	4.58%	—	1/31/03
Average annual returns since inception are presented when ten years of performance history is not available.

Returns for the Bloomberg Barclays Municipal Bond Index are shown to cover the 10 year period because the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index total return data became available as of December 30, 2011.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
3

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on August 31, 2021
Investor Class — $17,298

Bloomberg Barclays Municipal Bond Index — $14,874

Since S&P Municipal Bond California 50% Investment Grade/50% High Yield Index total return data is only available from December 2011, it is not included in the line chart.

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.50%	0.30%	0.27%	0.75%	1.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
4

Portfolio Commentary

Portfolio Managers: Alan Kruss, Joseph Gotelli and Steven Permut

Performance Summary

California High-Yield Municipal returned 7.12%* for the 12 months ended August 31, 2021. By comparison, the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index returned 5.65%. Fund returns reflect operating expenses, while index returns do not.

Sustained high investor demand for municipal bonds (munis) in a low-rate environment enhanced the muni market backdrop for the period. Additionally, strong fundamentals bolstered by larger-than-anticipated tax revenues and waves of fiscal spending boosted returns. Market dynamics contributed to minimal rate movements for municipal bonds, which tightened muni-to-U.S. Treasury ratios. Within the portfolio, sector allocation and security selection aided relative performance.

Recovery Rally Lifted Muni Market

Early in the reporting period, positive developments on the COVID-19 vaccine front bolstered munis. The election of new leadership in Washington, D.C., raised the possibility of higher tax rates, which also helped lift municipal bonds. Massive fiscal spending, including nearly $1 trillion in aid to municipal issuers, provided a steady tailwind for munis. Improving economic sentiment, which continued into the first part of 2021, further supported declines in tax-exempt rates, even as Treasury yields rose. Lower-quality, high-yield issues that were severely punished in the market downturn at the pandemic’s onset led much of the recovery rally.

As inflation expectations grew late in the period and the delta variant spurred a resurgence in COVID-19 infections, economic enthusiasm cooled and investors avoided riskier issues. Demand for tax-advantaged munis, however, remained high as reflected in historical flows into the asset class. Healthy fundamentals shored up issuer profiles, as ratings upgrades outnumbered downgrades through the second half of the period. Defaults lingered at low levels, and issuance ran slightly higher than year-earlier levels, with greater tax-free volumes offsetting a drop in new taxable muni issues.

California Flush with Cash

In California, state tax revenues far exceeded expectations, ending the recently completed fiscal year 30% higher than the previous peak quarter, recorded in 2019. The windfall pushed reserve and liquidity levels to record highs. As of the end of August, the state’s cash position was strong, with $54.7 billion of available liquidity. This is a key indicator for rating agencies, given the state’s cash liquidity position typically weakens significantly in times of stress (such as from 2009 to 2011).

The state’s employment data posted steady gains, and solid advances in leisure and hospitality jobs late in the period helped lower the unemployment rate to 7.6%. This marked a considerable improvement over the year-earlier 13.2% rate. Nonetheless, returns on California munis lagged national munis, which benefited from upgrades among historically challenged issuers.

Sector Allocation, Security Selection Keyed Outperformance

An underweight allocation, relative to the index, in local and state general obligation, prerefunded and water and sewer bonds boosted relative returns. Overweight stakes in the charter school, student housing, hospital and special tax sectors also contributed to results. Conversely, underweight positions in tobacco settlement and multi-family housing bonds detracted from performance.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.
5

We reduced the fund’s stake in tobacco settlement bonds in a shift away from higher-risk issues. We deployed some of the proceeds into the multi-family housing sector, a growing California high-yield muni sector. Overall, we maintained a greater than 50% stake in high-yield securities, although we selectively pared our exposure, given the market’s broad runup.

Security Selection, Duration Enhanced Returns

Security selection in special tax, student housing and multi-family housing bonds enhanced relative results. Investments in charter school, tobacco and corporate muni issues detracted modestly. The fund’s longer-than-benchmark duration supplied a lift, but to better position us for the coming quarters, we shortened duration late in the period.

Portfolio Positioning

By period-end, the muni market had essentially fully recovered from the COVID-19-driven setback, and valuations resembled 2019 levels. However, because the current fundamental backdrop is much healthier than it was in 2019, investor sentiment was generally more positive. Nonetheless, we’re guarded, given the possibility that investors may consider munis richly valued, relative to other bonds, and rotate out of the asset class for other opportunities.

Against this backdrop, we remain positive on muni credit fundamentals but are wary about duration, as we believe rates are heading higher. Therefore, as we exited select holdings that gained considerably from 2020 lows, we reduced the fund’s duration and its exposure to higher-risk securities.

California’s healthy financial footing offers a measure of reassurance. However, we’re cautious about its sustainability, especially without knowing whether resources will be invested in ongoing needs or one-off projects. In addition, we’re keeping an eye on the additional funds required to mitigate wildfire and drought risks.

More broadly, Congress is considering a $1 trillion infrastructure bill and $3.5 trillion social programs bill. We believe the potential upside of such new fiscal spending is limited, but related event risks are elevated. We also know from past experience that valuations can hold at high levels for an extended period, especially given the tax protection munis offer. Nevertheless, we’re cognizant of potential downsides and continue to rely on fundamental credit research as we monitor developments.

6

Fund Characteristics

AUGUST 31, 2021
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.4%
Other Assets and Liabilities	0.6%

Top Five Sectors	% of fund investments
Special Tax	36%
Hospital	13%
Charter School	7%
Tobacco Settlement	6%
Multi-Family Housing	5%
7

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2021 to August 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
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	Beginning Account Value 3/1/21	Ending Account Value 8/31/21	Expenses Paid During Period(1) 3/1/21 - 8/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,040.80	$2.52	0.49%
I Class	$1,000	$1,041.90	$1.49	0.29%
Y Class	$1,000	$1,042.10	$1.34	0.26%
A Class	$1,000	$1,039.50	$3.80	0.74%
C Class	$1,000	$1,035.60	$7.64	1.49%
Hypothetical
Investor Class	$1,000	$1,022.74	$2.50	0.49%
I Class	$1,000	$1,023.74	$1.48	0.29%
Y Class	$1,000	$1,023.90	$1.33	0.26%
A Class	$1,000	$1,021.48	$3.77	0.74%
C Class	$1,000	$1,017.69	$7.58	1.49%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

9

Schedule of Investments

AUGUST 31, 2021

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.4%
California — 98.1%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,618,301
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/22, Prerefunded at 100% of Par(1)	2,000,000	2,080,823
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,391,153
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,193,149
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,197,107
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,697,266
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,489,440
Bay Area Toll Authority Rev., VRN, 0.47%, (MUNIPSA plus 0.45%), 4/1/56	1,750,000	1,760,807
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,407,102
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,847,358
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,686,322
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,905,774
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,272,578
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,668,792
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,786,557
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	5,291,370
California Community Housing Agency Rev., 5.00%, 8/1/49(2)	11,000,000	12,647,940
California Community Housing Agency Rev., (Fountains at Emerald Park), 4.00%, 8/1/46(2)	3,100,000	3,439,875
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	889,039
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	650,000	808,856
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	22,520,000	3,895,692
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(3)	2,000,000	407,203
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(2)	500,000	570,324
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(2)	500,000	565,093
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(2)	350,000	393,951
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	1,700,000	2,106,638
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	6,020,000	7,010,560
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 4.00%, 8/15/50	6,500,000	7,658,457
California Housing Finance Rev., 4.00%, 3/20/33	19,974,959	23,864,631
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	Principal Amount	Value
California Housing Finance Rev., 4.25%, 1/15/35	$3,228,696	$3,980,153
California Housing Finance Rev., 3.50%, 11/20/35	2,649,226	3,139,171
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,607,880
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,070,947
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,979,171
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,324,919
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	376,269
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	1,200,000	1,200,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	3,600,000	3,600,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	700,000	700,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,800,647
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/48	6,700,000	8,274,592
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	5,505,000	6,786,086
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/46 (BAM)	1,000,000	1,182,800
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	2,518,573
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	2,193,851
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	3,167,439
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	7,658,186
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	1,590,000	1,809,206
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,233,804
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	4,132,043
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,422,666
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	5,573,956
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	555,000	579,036
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,452,872
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	3,237,705
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	4,245,524
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,819,510
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,914,342
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,814,562
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	Principal Amount	Value
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	$1,750,000	$2,103,930
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,584,473
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	6,265,422
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	1,670,000	1,927,795
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	3,949,621
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	4,906,451
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,128,899
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,161,722
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	595,083
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	386,610
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	549,714
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	328,560
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,861,753
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,753,604
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	2,364,176
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,983,253
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	910,228
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,545,696
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	2,024,413
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	1,004,875
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,548,266
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,050,858
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,923,995
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/44	5,000,000	6,217,132
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/49	5,000,000	6,180,605
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,264,818
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	2,700,000	3,013,340
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	1,121,756
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,672,999
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	2,500,000	3,022,224
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	Principal Amount	Value
California Public Finance Authority Rev., 4.00%, 10/15/27	$400,000	$470,960
California Public Finance Authority Rev., 4.00%, 10/15/28	365,000	436,676
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	4,178,421
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/26	200,000	231,210
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	4,103,752
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)	2,580,000	2,629,313
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)	1,160,000	1,387,962
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	1,545,000	1,804,677
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(2)	1,260,000	1,465,733
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)	1,235,000	1,431,738
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.01%, 9/1/21 (LOC: Barclays Bank plc)	1,020,000	1,020,000
California Public Finance Authority Rev., VRN, 4.00%, 10/15/51	685,000	830,997
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	95,000	112,197
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	130,000	153,533
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	65,000	76,767
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	50,000	59,051
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	50,000	59,051
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	95,000	112,197
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	110,000	129,913
California School Finance Authority Rev., 5.00%, 8/1/27(2)	890,000	1,036,058
California School Finance Authority Rev., 5.00%, 8/1/28(2)	1,155,000	1,343,566
California School Finance Authority Rev., 5.00%, 8/1/29(2)	730,000	846,331
California School Finance Authority Rev., 5.00%, 8/1/30(2)	350,000	404,488
California School Finance Authority Rev., 5.00%, 8/1/31(2)	450,000	518,819
California School Finance Authority Rev., 5.00%, 8/1/36(2)	1,075,000	1,230,816
California School Finance Authority Rev., 5.00%, 8/1/46(2)	1,190,000	1,345,053
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,602,290
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,623,352
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,138,895
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/50(2)	1,200,000	1,429,451
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/59(2)	4,165,000	4,935,388
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	2,071,689
13

	Principal Amount	Value
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	$3,130,000	$3,555,342
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	2,115,000	2,240,036
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,650,397
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,644,502
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	5,066,715
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,184,001
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,260,000	1,453,256
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	490,662
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	2,359,014
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	2,000,000	2,237,632
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(2)	785,000	902,771
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(2)	770,000	881,003
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,358,278
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,903,277
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	4,289,247
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,185,326
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	2,425,000	2,713,169
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24	250,000	266,175
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34	500,000	553,479
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,401,156
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/39(2)	1,000,000	1,233,902
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44	700,000	770,349
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,857,015
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	2,000,000	2,432,596
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/54(2)	1,150,000	1,393,276
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	577,515
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	624,109
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	1,123,340
14

	Principal Amount	Value
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	$5,250,000	$5,864,907
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(2)	2,740,000	3,059,380
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	4,349,371
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	549,178
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	966,745
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,104,328
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	412,662
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,296,844
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,548,221
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,174,656
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	2,163,447
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,908,883
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,656,484
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,916,029
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,149,813
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,582,511
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,906,240
California State University Rev., 4.00%, 11/1/45	8,740,000	10,472,650
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,795,000	1,945,912
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,111,039
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	895,000	909,445
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,926,210
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,738,575
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	6,325,000	7,500,700
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,687,093
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,095,950
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	2,000,000	2,338,153
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	2,635,000	2,695,840
15

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/46(4)	$2,500,000	$2,943,785
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/51(4)	4,750,000	5,572,774
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/24, Prerefunded at 100% of Par (AGM)(1)	1,000,000	1,148,339
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22, Prerefunded at 100% of Par (GA: American Baptist Homes Foundation)(1)	1,200,000	1,261,602
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,699,915
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/38	5,000,000	6,606,072
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	4,012,477
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,734,272
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,352,446
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,654,761
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,135,783
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,914,989
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	11,083,305
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,235,203
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	14,750,000	17,480,724
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	11,887,837
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	7,251,316
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	351,312
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	369,793
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	387,266
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/34	1,125,000	1,411,552
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,174,378
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/39	1,300,000	1,612,417
16

	Principal Amount	Value
California Statewide Communities Development Authority Special Assessment, 4.00%, 9/2/44	$900,000	$1,032,072
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,263,034
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/49	700,000	854,451
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,128,335
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,450,000	2,755,287
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	1,530,000	1,842,100
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,675,173
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,937,847
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	8,904,315
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	2,077,649
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,221,058
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,521,058
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,356,368
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2020-), 4.00%, 9/1/51	1,600,000	1,832,399
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/37	415,000	475,340
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	975,371
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	922,472
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,395,474
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,468,124
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,540,864
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,661,639
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	3,000,000	3,426,210
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,811,530
Chino Community Facilities District Special Tax, 4.00%, 9/1/45	1,325,000	1,523,510
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	3,000,463
Chino Community Facilities District Special Tax, 4.00%, 9/1/50	2,500,000	2,858,408
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	1,122,665
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	684,846
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,147,103
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/35	300,000	342,300
17

	Principal Amount	Value
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/41	$1,000,000	$1,137,253
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	680,983
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/46	1,000,000	1,129,033
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,632,955
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/51	1,250,000	1,407,867
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(2)	2,475,000	2,839,242
City of Irvine Improvement Bond Act of 1915 Special Assessment, (Assessment District No. 94-13), VRDN, 0.01%, 9/1/21 (LOC: State Street Bank & Trust Co.)	1,873,000	1,873,000
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,796,934
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,191,428
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,720,654
CSCDA Community Improvement Authority Rev., 5.00%, 7/1/51(2)	8,250,000	9,645,412
CSCDA Community Improvement Authority Rev., 4.00%, 8/1/56(2)	4,700,000	5,198,080
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	13,000,000	14,147,021
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 4.00%, 2/1/57(2)	4,000,000	4,310,840
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(2)	7,000,000	7,728,061
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 4.00%, 12/1/56(2)	5,000,000	5,461,185
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,071,017
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,095,274
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,393,220
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	1,145,418
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	800,902
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,364,920
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,757,181
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,323,161
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	7,300,000	8,469,414
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,343,018
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	4,051,583
El Dorado County Special Tax, 5.00%, 9/1/27	1,050,000	1,280,066
El Dorado County Special Tax, 5.00%, 9/1/29	1,220,000	1,471,800
El Dorado County Special Tax, 5.00%, 9/1/30	1,320,000	1,585,448
El Dorado County Special Tax, 5.00%, 9/1/31	1,275,000	1,527,100
El Dorado County Special Tax, 5.00%, 9/1/32	1,350,000	1,613,759
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,354,805
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,504,250
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,174,696
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	520,615
18

	Principal Amount	Value
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	$725,000	$833,248
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,484,830
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,706,623
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/44(3)	3,100,000	1,771,398
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/45(3)	3,170,000	1,753,541
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/46(3)	2,765,000	1,478,652
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,198,609
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,432,745
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,127,454
Fairfield Community Facilities District Special Tax, 5.00%, 9/1/49	1,600,000	1,917,609
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/39	500,000	609,291
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(2)	780,000	969,662
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(2)	3,250,000	3,926,521
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	5,050,145
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	2,007,588
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,480,156
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,676,869
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	617,369
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	977,763
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,921,397
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,524,845
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,832,331
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,972,930
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	891,647
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,406,439
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/45	1,075,000	1,203,722
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	1,140,000	1,274,214
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,578,977
Fontana Special Tax, (Fontana Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,168,427
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	847,520
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	1,014,104
19

	Principal Amount	Value
Fontana Special Tax, (Fontana Community Facilities District No. 90), 4.00%, 9/1/46	$470,000	$537,838
Fontana Special Tax, (Fontana Community Facilities District No. 90), 4.00%, 9/1/51	525,000	598,735
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	4,198,000	4,851,674
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,475,000	1,716,940
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(3)	6,000,000	3,525,333
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,665,951
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	3,750,000	3,911,179
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,373,000
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,235,198
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/44	1,000,000	1,143,014
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/49	1,550,000	1,765,448
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,688,529
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,166,783
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,204,621
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,626,821
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,237,814
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	10,333,301
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	4,300,000	4,443,313
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	17,087,265
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(3)	45,000,000	10,190,070
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	5,335,000	6,362,477
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), Capital Appreciation, VRN, 0.00%, 7/1/61(2)	14,365,000	9,086,002
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	392,657
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,342,235
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,189,216
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,991,771
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,132,202
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,550,137
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/46 (AGM)(2)	900,000	1,043,519
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	1,250,000	1,446,342
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,094,196
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,641,293
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,224,664
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,710,117
20

	Principal Amount	Value
Irvine Special Assessment, VRDN, 0.01%, 9/1/21 (LOC: State Street Bank & Trust Co.)	$943,000	$943,000
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,908,312
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,921,924
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	685,706
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	872,717
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	518,097
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	610,737
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	4,133,913
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,858,987
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,415,899
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,151,607
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,437,110
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,080,712
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22, Prerefunded at 101% of Par(1)	1,100,000	1,148,285
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,835,684
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	4,161,703
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	579,529
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,173,878
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	651,555
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	974,019
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,355,741
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	884,213
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,367,222
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,840,574
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	555,440
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	620,043
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,570,966
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,804,018
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,727,437
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	170,000	173,308
Los Angeles County Metropolitan Transportation Authority Rev., 4.00%, 6/1/39	10,000,000	12,437,659
21

	Principal Amount	Value
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/44	$7,000,000	$8,940,280
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,472,899
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	5,000,000	6,014,015
Los Angeles Department of Water Rev., 5.00%, 7/1/46	10,500,000	13,682,884
Los Angeles Department of Water Rev., 5.00%, 7/1/33	825,000	1,107,176
Los Angeles Department of Water Rev., 5.00%, 7/1/34	1,500,000	2,006,162
Los Angeles Department of Water Rev., VRDN, 0.01%, 9/1/21 (SBBPA: TD Bank N.A.)	900,000	900,000
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/51	10,000,000	12,905,363
Los Angeles Department of Water & Power Rev., VRDN, 0.01%, 9/1/21 (SBBPA: RBC Capital Markets)	8,950,000	8,950,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Bank of America N.A.)	500,000	500,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Bank of America N.A.)	4,600,000	4,600,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Bank of America N.A.)	300,000	300,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Bank of America N.A.)	800,000	800,000
Los Angeles Unified School District GO, 4.00%, 7/1/37	10,000,000	12,144,930
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,674,316
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	6,575,591
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	125,000
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	215,000	215,000
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	104,524
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	235,178
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	108,926
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	119,818
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	282,525
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	204,362
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	303,623
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	160,827
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	137,001
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	118,479
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	117,872
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	117,872
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	394,595
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	290,143
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	460,305
22

	Principal Amount	Value
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	$250,000	$287,691
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,149,736
Menifee Union School District Special Tax, 5.00%, 9/1/44	2,245,000	2,628,829
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,717,503
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,337,134
Metropolitan Water District of Southern California Rev., VRDN, 0.01%, 9/1/21 (SBBPA: TD Bank N.A.)	300,000	300,000
Metropolitan Water District of Southern California Rev., VRDN, 0.01%, 9/1/21 (SBBPA: PNC Bank N.A.)	1,850,000	1,850,000
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	2,285,000	2,942,407
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,965,677
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,833,646
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	1,800,000	2,274,367
Mount San Antonio Community College District GO, Capital Appreciation, 0.00%, 8/1/46(3)	8,225,000	4,497,046
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	769,667
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	963,445
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,804,925
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	2,042,963
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,246,582
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,352,341
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34(3)	1,325,000	956,664
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36(3)	2,885,000	1,947,675
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	3,415,000	3,481,676
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	463,129
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,381,526
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,500,000	1,719,504
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,117,377
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	557,282
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,514,865
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,163,853
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,233,818
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,082,233
Ontario Community Facilities District No. 40 Special Tax, 4.00%, 9/1/50	780,000	886,493
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	1,129,210
Orange County Community Facilities District Special Tax, 4.00%, 8/15/40	1,080,000	1,253,862
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	3,905,000	4,429,724
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	11,471,241
23

	Principal Amount	Value
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	$2,550,000	$3,039,185
Orange County Community Facilities District Special Tax, 4.00%, 8/15/50	1,000,000	1,142,714
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,669,291
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	7,805,000	8,695,499
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,317,283
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 3.00%, 9/1/31	420,000	433,571
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	981,918
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,396,397
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,628,654
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,417,856
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,562,748
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,516,701
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,960,378
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	9,659,039
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	11,924,576
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,323,354
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,244,202
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,602,875
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,856,609
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,290,206
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	6,108,184
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,141,057
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,133,497
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,420,844
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,504,302
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,306,797
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,348,509
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,108,632
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,401,607
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/39	690,000	810,506
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/44	410,000	477,733
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 4.00%, 9/1/46	225,000	250,400
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/49	530,000	615,730
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 4.00%, 9/1/50	200,000	222,202
Rancho Water District Community Facilities District No. 89-5 Special Tax, VRDN, 0.01%, 9/7/21 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
24

	Principal Amount	Value
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(3)	$3,405,000	$3,101,588
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 9/1/21	700,000	700,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 9/1/21	1,345,000	1,345,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24, Prerefunded at 100% of Par(1)	2,550,000	2,907,340
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,239,023
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,365,052
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,686,140
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,265,915
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,078,429
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,619,527
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,549,294
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,313,300
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,084,005
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	635,502
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,867,757
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	539,250
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(3)	2,000,000	1,273,089
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(3)	3,320,000	2,049,810
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(3)	5,000,000	2,991,814
Riverside Sewer Rev., 5.00%, 8/1/31	5,000,000	5,853,168
Riverside Unified School District Special Tax, 4.00%, 9/1/40	350,000	398,162
Riverside Unified School District Special Tax, 4.00%, 9/1/45	415,000	467,953
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	984,345
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,761,729
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	2,029,264
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,313,118
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,276,570
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,480,290
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,817,065
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,450,473
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,725,352
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,514,514
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	1,959,972
Roseville Special Tax, 5.00%, 9/1/44	2,950,000	3,437,350
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	7,601,819
Roseville Special Tax, 5.00%, 9/1/49	850,000	984,839
25

	Principal Amount	Value
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/45	$1,280,000	$1,518,899
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	250,000	295,825
Roseville Special Tax, (Roseville Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/49	1,000,000	1,158,635
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	503,884
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	1,117,131
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	518,046
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	578,697
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	723,838
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	807,419
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,454,932
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	808,178
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,629,828
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	554,272
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	3,870,000	4,481,907
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	726,135
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/37	1,250,000	1,418,179
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,249,723
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,809,702
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,314,158
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	6,082,603
Sacramento Special Tax, 5.00%, 9/1/32(2)	300,000	339,231
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,191,234
Sacramento Special Tax, 5.00%, 9/1/44	500,000	572,136
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,580,413
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	2,117,670
Sacramento Special Tax, 5.00%, 9/1/49	1,000,000	1,139,416
Sacramento Special Tax, (Sacramento Curtis Park Village Community Facilities Dist No. 2014-02), 5.00%, 9/1/39	1,120,000	1,319,156
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,357,029
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,691,993
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,217,269
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,413,870
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,632,040
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	799,123
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,782,920
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,691,717
26

	Principal Amount	Value
Sacramento County Special Tax, 5.00%, 9/1/40	$3,000,000	$3,540,667
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,338,196
Sacramento County Special Tax, 5.00%, 9/1/46	3,375,000	3,875,827
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,319,658
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	760,147
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	1,080,702
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,495,205
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,376,523
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/21, Prerefunded at 100% of Par(1)	11,100,000	11,299,268
San Clemente Special Tax, 5.00%, 9/1/46	7,530,000	8,450,596
San Diego Special Tax, 5.00%, 9/1/37	965,000	1,121,058
San Diego Association of Governments Rev., 5.00%, 11/15/24	12,000,000	13,266,660
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	990,687
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	624,323
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	857,541
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,359,839
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,350,495
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	544,244
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	3,750,000	4,765,218
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,840,866
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	2,000,000	2,489,329
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/47	7,625,000	9,286,529
San Diego County Regional Transportation Commission Rev., 3.00%, 10/1/22	4,500,000	4,641,330
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,619,174
San Diego County Water Authority Rev., 5.00%, 5/1/30	930,000	1,259,795
San Diego County Water Authority Rev., 5.00%, 5/1/31	1,050,000	1,452,312
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	818,244
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(3)	5,500,000	1,599,160
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	879,563
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,291,908
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,385,914
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	527,360
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,496,938
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	390,795
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,737,446
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(3)	3,090,000	3,003,555
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(3)	165,000	146,928
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(3)	16,000,000	13,437,773
27

	Principal Amount	Value
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(3)	$290,000	$236,739
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(3)	1,335,000	962,763
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	550,000	628,997
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	798,313
San Mateo Special Tax, 6.00%, 9/1/42	500,000	520,217
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,334,976
San Mateo County Transportation Authority Rev., VRDN, 0.01%, 9/1/21 (LOC: Bank of America N.A.)	600,000	600,000
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,200,000	1,295,173
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/45	2,100,000	2,355,286
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/50	1,500,000	1,677,854
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,445,000	1,559,519
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,407,829
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,410,880
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(3)	32,000,000	14,131,610
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(3)	11,465,000	3,796,072
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,569,843
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	5,162,232
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(3)	1,800,000	1,703,012
State of California GO, 5.00%, 10/1/25	7,000,000	8,332,432
State of California GO, 5.00%, 11/1/25	3,500,000	4,178,164
State of California GO, 5.00%, 8/1/26	3,000,000	3,670,761
State of California GO, 5.00%, 3/1/27	2,000,000	2,326,181
State of California GO, 5.00%, 12/1/28	3,750,000	4,882,430
State of California GO, 5.00%, 9/1/41(4)	2,680,000	3,571,098
State of California GO, 5.00%, 11/1/47	8,375,000	10,402,214
State of California GO, (Kindergarten), VRDN, 0.01%, 9/1/21 (LOC: State Street Bank & Trust Co.)	800,000	800,000
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	1,242,490
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,667,617
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,261,554
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	3,250,000	4,088,986
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/35 (BAM)	1,975,000	2,481,027
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,858,298
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,410,250
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,584,479
28

	Principal Amount	Value
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	$1,820,000	$2,040,496
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,529,122
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,698,240
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	5,266,635
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,144,269
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,412,391
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,882,954
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	2,000,000	2,373,232
Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(3)	5,000,000	1,259,592
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	11,735,000	14,509,600
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(3)	25,000,000	4,449,243
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,819,037
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,625,233
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,863,819
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	3,138,390
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,555,000	4,055,077
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-02 ECFD), 5.00%, 9/1/49	1,750,000	2,042,212
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/45	2,000,000	2,519,589
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	4,190,000	5,258,569
Tulare Local Health Care District GO, 4.00%, 8/1/39 (BAM)	2,000,000	2,376,126
University of California Rev., 5.00%, 5/15/33	1,250,000	1,661,268
University of California Rev., 5.00%, 5/15/34	6,000,000	7,947,161
University of California Rev., 4.00%, 5/15/50	7,090,000	8,358,414
University of California Rev., VRDN, 0.01%, 9/1/21	200,000	200,000
University of California Rev., VRDN, 0.01%, 9/1/21	1,100,000	1,100,000
University of California Rev., VRDN, 0.01%, 9/1/21	1,050,000	1,050,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,355,456
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,973,657
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,959,948
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	562,817
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	582,674
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	660,956
29

	Principal Amount	Value
Washington Township Health Care District Rev., 5.00%, 7/1/26	$400,000	$465,049
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,089,565
Washington Township Health Care District Rev., 5.00%, 7/1/27	600,000	740,669
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	812,376
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,643,618
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,090,387
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,808,316
Washington Township Health Care District Rev., 5.00%, 7/1/29	680,000	878,325
Washington Township Health Care District Rev., 5.00%, 7/1/31	650,000	816,690
Washington Township Health Care District Rev., 4.00%, 7/1/35	300,000	349,780
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	800,000	824,172
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	3,900,000	4,010,144
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,890,745
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,545,300
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,674,369
Woodland Special Tax, 4.00%, 9/1/41	2,560,000	2,802,266
Woodland Special Tax, 4.00%, 9/1/45	2,565,000	2,788,834
		1,720,792,833
Guam — 1.1%
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	886,183
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,256,202
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,827,778
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,616,603
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,390,907
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	2,145,614
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,763,102
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/35	1,000,000	1,281,029
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/40	1,000,000	1,258,922
		18,426,340
Puerto Rico — 0.2%
Puerto Rico GO, 8.00%, 7/1/35(5)(6)	5,000,000	4,256,250
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,614,430,806)		1,743,475,423
OTHER ASSETS AND LIABILITIES — 0.6%		10,941,038
TOTAL NET ASSETS — 100.0%		$1,754,416,461
30

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $314,119,285, which represented 17.9% of total net assets. Of these securities, 0.2% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is in default.
(6)Non-income producing.

See Notes to Financial Statements.
31

Statement of Assets and Liabilities

AUGUST 31, 2021
Assets
Investment securities, at value (cost of $1,614,430,806)	$1,743,475,423
Cash	414
Receivable for investments sold	760,300
Receivable for capital shares sold	3,466,118
Interest receivable	22,229,012
1,769,931,267

Liabilities
Payable for investments purchased	11,995,757
Payable for capital shares redeemed	2,476,504
Accrued management fees	594,211
Distribution and service fees payable	33,078
Dividends payable	415,256
15,514,806

Net Assets	$1,754,416,461

Net Assets Consist of:
Capital paid in	$1,630,140,220
Distributable earnings	124,276,241
$1,754,416,461

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$941,838,248	83,372,244	$11.30
I Class	$724,407,112	64,151,746	$11.29
Y Class	$6,334	561	$11.29
A Class	$65,968,523	5,839,615	$11.30*
C Class	$22,196,244	1,964,581	$11.30
*Maximum offering price $11.83 (net asset value divided by 0.955).

See Notes to Financial Statements.
32

Statement of Operations

YEAR ENDED AUGUST 31, 2021
Investment Income (Loss)
Income:
Interest	$53,992,514

Expenses:
Management fees	6,495,642
Distribution and service fees:
A Class	159,864
C Class	230,648
Trustees' fees and expenses	106,355
Other expenses	536
6,993,045

Net investment income (loss)	46,999,469

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	6,261,468
Change in net unrealized appreciation (depreciation) on investments	54,927,077

Net realized and unrealized gain (loss)	61,188,545

Net Increase (Decrease) in Net Assets Resulting from Operations	$108,188,014

See Notes to Financial Statements.
33

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2021 AND AUGUST 31, 2020
Increase (Decrease) in Net Assets	August 31, 2021	August 31, 2020
Operations
Net investment income (loss)	$46,999,469	$47,608,012
Net realized gain (loss)	6,261,468	(8,133,701)
Change in net unrealized appreciation (depreciation)	54,927,077	(37,861,597)
Net increase (decrease) in net assets resulting from operations	108,188,014	1,612,714

Distributions to Shareholders
From earnings:
Investor Class	(25,849,070)	(29,049,363)
I Class	(19,004,151)	(15,832,125)
Y Class	(1,454)	(1,734)
A Class	(1,701,624)	(1,907,678)
C Class	(443,284)	(552,282)
Decrease in net assets from distributions	(46,999,583)	(47,343,182)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	231,515,191	28,062,935

Net increase (decrease) in net assets	292,703,622	(17,667,533)

Net Assets
Beginning of period	1,461,712,839	1,479,380,372
End of period	$1,754,416,461	$1,461,712,839

See Notes to Financial Statements.
34

Notes to Financial Statements

AUGUST 31, 2021

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

35

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

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The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $48,390,000 and $36,672,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2021 were $609,650,772 and $392,834,031, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2021		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	15,317,905	$170,549,486	25,603,476	$278,828,888
Issued in reinvestment of distributions	2,068,080	22,976,347	2,389,037	25,920,745
Redeemed	(13,270,890)	(147,102,867)	(33,245,361)	(352,178,767)
	4,115,095	46,422,966	(5,252,848)	(47,429,134)
I Class
Sold	25,946,714	288,638,110	22,835,193	247,834,215
Issued in reinvestment of distributions	1,516,627	16,857,333	1,320,200	14,313,214
Redeemed	(11,044,260)	(122,554,131)	(16,574,719)	(176,358,923)
	16,419,081	182,941,312	7,580,674	85,788,506
Y Class
Sold	—	—	3,636	40,276
Issued in reinvestment of distributions	123	1,357	160	1,734
Redeemed	(4,758)	(53,415)	(31)	(331)
	(4,635)	(52,058)	3,765	41,679
A Class
Sold	1,157,285	12,783,995	1,114,369	12,121,880
Issued in reinvestment of distributions	116,070	1,289,442	117,445	1,273,126
Redeemed	(787,178)	(8,771,341)	(2,184,527)	(23,002,962)
	486,177	5,302,096	(952,713)	(9,607,956)
C Class
Sold	249,700	2,793,999	434,316	4,725,847
Issued in reinvestment of distributions	38,028	421,981	45,528	493,246
Redeemed	(568,551)	(6,315,105)	(553,602)	(5,949,253)
	(280,823)	(3,099,125)	(73,758)	(730,160)
Net increase (decrease)	20,734,895	$231,515,191	1,305,120	$28,062,935

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
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7. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2021 and August 31, 2020 were as follows:

	2021	2020
Distributions Paid From
Exempt income	$46,982,809	$47,343,182
Taxable ordinary income	$16,774	—
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,614,430,806
Gross tax appreciation of investments	$130,051,945
Gross tax depreciation of investments	(1,007,328)
Net tax appreciation (depreciation) of investments	$129,044,617
Undistributed exempt income	$893
Accumulated short-term capital losses	$(4,769,269)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021	$10.86	0.32	0.44	0.76	(0.32)	$11.30	7.12%	0.49%	2.91%	25%	$941,838
2020	$11.10	0.34	(0.24)	0.10	(0.34)	$10.86	0.96%	0.50%	3.15%	57%	$860,867
2019	$10.52	0.36	0.58	0.94	(0.36)	$11.10	9.06%	0.50%	3.40%	39%	$938,094
2018	$10.65	0.37	(0.13)	0.24	(0.37)	$10.52	2.38%	0.50%	3.49%	52%	$896,098
2017	$10.97	0.37	(0.32)	0.05	(0.37)	$10.65	0.58%	0.50%	3.53%	50%	$844,105
I Class
2021	$10.86	0.34	0.44	0.78	(0.35)	$11.29	7.24%	0.29%	3.11%	25%	$724,407
2020	$11.10	0.36	(0.24)	0.12	(0.36)	$10.86	1.17%	0.30%	3.35%	57%	$518,250
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.38%	0.30%	3.60%	39%	$445,520
2018	$10.64	0.39	(0.12)	0.27	(0.39)	$10.52	2.58%	0.30%	3.69%	52%	$243,002
2017	$10.97	0.39	(0.33)	0.06	(0.39)	$10.64	0.69%	0.30%	3.73%	50%	$143,717
Y Class
2021	$10.86	0.35	0.43	0.78	(0.35)	$11.29	7.28%	0.26%	3.14%	25%	$6
2020	$11.10	0.37	(0.24)	0.13	(0.37)	$10.86	1.21%	0.27%	3.38%	57%	$56
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.31%	0.27%	3.63%	39%	$16
2018	$10.65	0.39	(0.13)	0.26	(0.39)	$10.52	2.59%	0.27%	3.72%	52%	$5
2017(3)	$10.39	0.15	0.26	0.41	(0.15)	$10.65	4.01%	0.27%(4)	3.73%(4)	50%(5)	$5

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021	$10.86	0.30	0.44	0.74	(0.30)	$11.30	6.86%	0.74%	2.66%	25%	$65,969
2020	$11.10	0.31	(0.24)	0.07	(0.31)	$10.86	0.71%	0.75%	2.90%	57%	$58,148
2019	$10.52	0.33	0.58	0.91	(0.33)	$11.10	8.79%	0.75%	3.15%	39%	$70,003
2018	$10.65	0.34	(0.13)	0.21	(0.34)	$10.52	2.12%	0.75%	3.24%	52%	$56,688
2017	$10.97	0.34	(0.32)	0.02	(0.34)	$10.65	0.33%	0.75%	3.28%	50%	$55,457
C Class
2021	$10.86	0.21	0.44	0.65	(0.21)	$11.30	6.06%	1.49%	1.91%	25%	$22,196
2020	$11.10	0.23	(0.24)	(0.01)	(0.23)	$10.86	(0.04)%	1.50%	2.15%	57%	$24,391
2019	$10.53	0.26	0.57	0.83	(0.26)	$11.10	7.98%	1.50%	2.40%	39%	$25,747
2018	$10.65	0.26	(0.12)	0.14	(0.26)	$10.53	1.36%	1.50%	2.49%	52%	$23,572
2017	$10.97	0.27	(0.32)	(0.05)	(0.27)	$10.65	(0.42)%	1.50%	2.53%	50%	$28,726

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 10, 2017 (commencement of sale) through August 31, 2017.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century California Tax-Free and Municipal Funds and Shareholders of California High-Yield Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California High-Yield Municipal Fund (one of the funds constituting American Century California Tax-Free and Municipal Funds, referred to hereafter as the "Fund") as of August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statement of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
October 18, 2021

We have served as the auditor of one or more investment companies in American Century Investments since 1997.
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Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	38	Kirby Corporation; Nabors Industries Ltd.;CYS Investments, Inc.(2012-2017)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	38	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Special Advisor, GSW Sports, LLC (2020 to Present); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	38	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	38	None
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Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus (since 2018), Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	69	None
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	38	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	38	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	38	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	38	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	141	None

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

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Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to 2021); General Counsel, ACC (2007 to 2021). Also served as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

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Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
46

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the
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three-year period and below its benchmark for the one-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that
48

the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

50

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $46,988,152 as exempt interest dividends for the fiscal year ended August 31, 2021.

Change in Independent Registered Public Accounting Firm

On September 24, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP was dismissed and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending August 31, 2022.

During the fiscal years ended August 31, 2020 and August 31, 2021 and the subsequent interim period through September 24, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended August 31, 2020 and August 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended August 31, 2020 and August 31, 2021 and the subsequent interim period through September 24, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
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American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90325 2110

Annual Report

August 31, 2021

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2021. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.
Federal Aid, Investor Demand Aided Muni Returns

Municipal bonds (munis) generally advanced for the reporting period, benefiting from favorable supply/demand trends and ongoing central bank and federal government support. These programs helped sustain investor confidence and bolster the economic landscape, despite ongoing challenges from COVID-19 and the inconsistent lifting of virus-related restrictions.

Improving data on U.S. manufacturing, employment and housing, along with a late-2020 federal coronavirus aid package and positive vaccine developments, helped fuel the risk-on rally. Furthermore, political clarity emerged following the January 2021 U.S. Senate run-off elections in Georgia. The results gave Democrats control of Congress and set the stage for another federal aid package, which passed in March and included direct support for states—a boon for munis.

Additionally, significant federal spending and tax-hike proposals from the Biden administration began working their way through Congress. These policies are also generally supportive of municipal bonds.

The broad economic gains combined with ongoing monetary and fiscal support and state reopenings drove inflation and U.S. Treasury yields higher, particularly in the second half of the period. Muni yields also climbed higher, but at a slower pace than comparable-maturity Treasuries. Against this backdrop, munis broadly delivered gains for the 12-month period and significantly outperformed Treasuries, which declined. Higher-risk securities, including high-yield munis, rallied and outperformed their higher-quality counterparts.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to the spread of the delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization, and fiscal and monetary policy likely will sway market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of August 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCITX	3.04%	2.52%	3.28%	—	11/9/83
S&P Intermediate Term California AMT-Free Municipal Bond Index	—	1.53%	2.48%	3.35%	—	—
I Class	BCTIX	3.33%	2.74%	3.49%	—	3/1/10
Y Class	ACYTX	3.37%	—	—	3.68%	4/10/17
A Class	BCIAX					3/1/10
No sales charge		2.79%	2.28%	3.03%	—
With sales charge		-1.81%	1.34%	2.55%	—
C Class	BCIYX	2.02%	1.52%	2.25%	—	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on August 31, 2021
Investor Class — $13,811

S&P Intermediate Term California AMT-Free Municipal Bond Index — $13,902

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.47%	0.27%	0.24%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Joseph Gotelli, Alan Kruss and Steven Permut

Performance Summary

California Intermediate-Term Tax-Free Bond returned 3.04%* for the 12 months ended August 31, 2021. By comparison, the S&P Intermediate Term California AMT-Free Municipal Bond Index returned 1.53%. Fund returns reflect operating expenses, while index returns do not.

Sustained high investor demand for municipal bonds (munis) in a low-rate environment enhanced the muni market backdrop for the period. Additionally, strong fundamentals bolstered by larger-than-anticipated tax revenues and waves of fiscal spending boosted returns. Market dynamics contributed to minimal rate movements for municipal bonds, which tightened muni-to-U.S. Treasury ratios. Within the portfolio, sector allocation and security selection aided relative performance.

Recovery Rally Lifted Muni Market

Early in the reporting period, positive developments on the COVID-19 vaccine front bolstered munis. The election of new leadership in Washington, D.C., raised the possibility of higher tax rates, which also helped lift municipal bonds. Massive fiscal spending, including nearly $1 trillion in aid to municipal issuers, provided a steady tailwind for munis. Improving economic sentiment, which continued into the first part of 2021, further supported declines in tax-exempt rates, even as Treasury yields rose. Lower-quality, high-yield issues that were severely punished in the market downturn at the pandemic’s onset led much of the recovery rally.

As inflation expectations grew late in the period and the delta variant spurred a resurgence in COVID-19 infections, economic enthusiasm cooled and investors avoided riskier issues. Demand for tax-advantaged munis, however, remained high as reflected in historical flows into the asset class. Healthy fundamentals shored up issuer profiles, as ratings upgrades outnumbered downgrades through the second half of the period. Defaults lingered at low levels, and issuance ran slightly higher than year-earlier levels, with greater tax-free volumes offsetting a drop in new taxable muni issues.

California Flush with Cash

In California, state tax revenues far exceeded expectations, ending the recently completed fiscal year 30% higher than the previous peak quarter, recorded in 2019. The windfall pushed reserve and liquidity levels to record highs. As of the end of August, the state’s cash position was strong, with $54.7 billion of available liquidity. This is a key indicator for rating agencies, given the state’s cash liquidity position typically weakens significantly in times of stress (such as from 2009 to 2011).

The state’s employment data posted steady gains, and solid advances in leisure and hospitality jobs late in the period helped lower the unemployment rate to 7.6%. This marked a considerable improvement over the year-earlier 13.2% rate. Nonetheless, returns on California munis lagged national munis, which benefited from upgrades among historically challenged issuers.

Sector Allocation, Security Selection Keyed Outperformance

An overweight allocation, relative to the index, in higher-yielding hospital, student housing and multifamily housing sectors boosted relative returns. An underweight stake in pre-refunded bonds also helped. Security selection in the special tax, private university and lease revenue sectors further enhanced results, although select utilities investments detracted.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

Duration Effect Minimal

The contribution from duration was flat during the period, effectively mirroring the slight move in muni yields between the start and end of the period. Yet, over the course of the fiscal year, we shortened the fund’s duration, which we believe positions the portfolio well for the coming quarters.

Portfolio Positioning

By period-end, the muni market had essentially fully recovered from the COVID-19-driven setback, and valuations resembled 2019 levels. However, because the current fundamental backdrop is much healthier than it was in 2019, investor sentiment was generally more positive. Nonetheless, we’re guarded, given the possibility that investors may consider munis richly valued, relative to other bonds, and rotate out of the asset class for other opportunities.

Against this backdrop, we remain positive on muni credit fundamentals but are wary about duration, as we believe rates are heading higher. Therefore, as we exited select holdings that gained considerably from 2020 lows, we reduced the fund’s duration and its exposure to higher-risk securities.

California’s healthy financial footing offers a measure of reassurance. However, we’re cautious about its sustainability, especially without knowing whether resources will be invested in ongoing needs or one-off projects. In addition, we’re keeping an eye on the additional funds required to mitigate wildfire and drought risks.

More broadly, Congress is considering a $1 trillion infrastructure bill and $3.5 trillion social programs bill. We believe the potential upside of such new fiscal spending is limited, but related event risks are elevated. We also know from past experience that valuations can hold at high levels for an extended period, especially given the tax protection munis offer. Nevertheless, we’re cognizant of potential downsides and continue to rely on fundamental credit research as we monitor developments.

Fund Characteristics

AUGUST 31, 2021
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

Top Five Sectors	% of fund investments
Special Tax	16%
Hospital	13%
Water & Sewer	11%
General Obligation (GO) - Local	9%
Pre-Refunded	6%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2021 to August 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/21	Ending Account Value 8/31/21	Expenses Paid During Period(1) 3/1/21 - 8/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,021.80	$2.34	0.46%
I Class	$1,000	$1,023.70	$1.33	0.26%
Y Class	$1,000	$1,023.80	$1.17	0.23%
A Class	$1,000	$1,021.30	$3.62	0.71%
C Class	$1,000	$1,016.70	$7.42	1.46%
Hypothetical
Investor Class	$1,000	$1,022.89	$2.35	0.46%
I Class	$1,000	$1,023.90	$1.33	0.26%
Y Class	$1,000	$1,024.05	$1.17	0.23%
A Class	$1,000	$1,021.63	$3.62	0.71%
C Class	$1,000	$1,017.85	$7.43	1.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

AUGUST 31, 2021

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.3%
California — 99.1%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$1,000,000	$1,095,361
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,094,571
ABAG Finance Authority for Nonprofit Corps. Rev., (Odd Fellows Home of California), 5.00%, 4/1/24 (California Mortgage Insurance)	1,000,000	1,074,091
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,580,250
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,625,000	3,285,522
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,743,745
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	610,848
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,048,972
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,388,055
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	4,161,639
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,564,668
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	1,000,000	1,186,317
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	4,485,803
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(1)	1,000,000	831,922
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	12,750,000	9,806,726
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,743,886
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	1,200,000	1,263,620
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	2,275,000	2,395,613
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/25	1,000,000	1,110,296
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/28	1,100,000	1,216,944
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/29	1,250,000	1,382,377
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	3,317,648
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	2,196,121
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	2,194,109
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	2,086,960
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/34	1,360,000	1,499,205
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	2,177,761
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,544,908
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	5,066,098
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/39	1,550,000	1,706,710
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	548,674
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	863,721
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	509,105
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	861,027

	Principal Amount	Value
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	$895,000	$1,085,634
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	1,500,000	1,542,915
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	3,500,000	3,600,135
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	7,185,000	7,390,563
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,534,782
Bay Area Toll Authority Rev., VRN, 1.27%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,180,867
Bay Area Toll Authority Rev., VRN, 1.12%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,814,299
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	16,271,422
Bay Area Toll Authority Rev., VRN, 0.47%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	3,018,526
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,661,897
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,972,607
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	333,291
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	963,408
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,535,332
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,884,462
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	850,000	1,005,804
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	600,029
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	528,591
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	245,964
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	336,138
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	302,924
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/29	330,000	429,828
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	1,195,678
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,044,643
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	400,000	466,950
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/26	475,000	573,802
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/27	475,000	591,443
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/28	375,000	479,674
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/32	750,000	886,544
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	931,407
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	372,051

	Principal Amount	Value
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	$800,000	$986,040
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	611,215
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	778,415
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	922,457
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(2)	365,000	366,398
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(2)	385,000	386,490
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	2,235,505
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,762,363
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/40	1,625,000	2,048,404
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/22	3,000,000	3,177,946
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,382,992
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,674,828
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,583,221
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	7,160,892
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	3,214,923
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	475,916
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	928,743
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,322,234
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,581,824
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,708,143
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 4.00%, 11/1/34 (GA: Children's Healthcare of California)	750,000	944,671
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 4.00%, 11/1/35 (GA: Children's Healthcare of California)	1,150,000	1,443,980
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/35	3,100,000	3,741,271
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	785,000	933,073
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,339,322
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	580,338
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), 4.00%, 11/1/38	1,070,000	1,252,255

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	$5,855,000	$6,126,413
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,162,618
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,736,302
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,059,190
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,982,550
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), VRN, 3.00%, 8/15/54	9,000,000	9,951,034
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,381,768
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,395,062
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	2,095,679
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,796,297
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,848,219
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,502,712
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	7,319,026
California Housing Finance Rev., 4.00%, 3/20/33	19,974,959	23,864,631
California Housing Finance Rev., 4.25%, 1/15/35	5,440,793	6,707,100
California Housing Finance Rev., 3.50%, 11/20/35	3,315,260	3,928,381
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,113,862
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,328,639
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,607,880
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,102,375
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,509,940
California Infrastructure & Economic Development Bank Rev., (Broad), 5.00%, 6/1/26	4,000,000	4,872,618
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 0.37%, (MUNIPSA plus 0.35%), 8/1/47	4,750,000	4,750,993
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	953,597
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,487,597
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,187,367
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	948,254
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/34	650,000	835,263

	Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/35	$1,000,000	$1,282,801
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/36	2,250,000	2,880,390
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	1,100,000	1,404,353
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	1,175,000	1,496,760
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/39	1,200,000	1,525,049
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 0.72%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,533,147
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,993,387
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,355,024
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,342,990
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	556,706
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,179,264
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	371,040
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	189,887
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	283,224
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	280,909
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	248,464
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	278,774
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	277,817
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	307,667
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	276,476
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	306,537
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	336,565
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	366,646
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	7,013,519
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,962,473
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,230,999
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	630,000	630,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	550,000	550,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	13,700,000	13,700,000

	Principal Amount	Value
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	$3,000,000	$3,800,647
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	10,060,117
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,460,525
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	908,073
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	528,759
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,351,102
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	944,876
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,941,427
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	2,010,792
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,456,954
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	585,986
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	113,685
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	215,846
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	117,078
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,830,470
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,019,960
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	555,278
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,230,732
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,198,052
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	630,550
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	849,831
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,318,948
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,155,495
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	5,058,238
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	2,680,000	3,275,915
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/32	1,100,000	1,339,185
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,788,669
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,629,321
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/21	270,000	271,872

	Principal Amount	Value
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	$280,000	$291,321
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	667,509
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	351,237
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	859,302
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,305,006
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,721,892
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,574,318
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,221,533
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,219,655
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,628,239
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,822,091
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(2)	2,250,000	2,291,848
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(2)	3,000,000	3,058,071
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,675,215
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,812,846
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,266,803
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,215,642
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,291,180
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	870,289
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,206,700
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,993,781
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	3,231,057
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	3,123,863
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,983,805
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,686,390
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,038,366
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,770,156
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	4,000,000	4,003,449
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,667,923

	Principal Amount	Value
California Municipal Finance Authority Rev., (River Springs Charter School, Inc.), 1.15%, 12/15/21(3)	$1,950,000	$1,950,191
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	331,850
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,099,426
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	819,768
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,209,750
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,238,079
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,271,698
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,739,792
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/23	875,000	945,510
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/25	500,000	572,857
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/26	500,000	586,264
California Municipal Finance Authority Rev., (University of the Pacific), 5.00%, 11/1/29	500,000	654,645
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	809,205
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,608,681
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,720,876
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	1,000,000	1,165,203
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,264,818
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,497,219
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(3)	5,000,000	6,120,998
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/21	210,000	210,871
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/22	245,000	254,467
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/23	290,000	310,859
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/24	385,000	424,808
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/25	400,000	452,503
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/26	215,000	248,551
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	596,377
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,184,401
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	2,800,000	2,843,852
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.01%, 9/1/21 (LOC: Barclays Bank plc)	3,500,000	3,500,000
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.01%, 9/1/21 (LOC: Barclays Bank plc)	670,000	670,000

	Principal Amount	Value
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	$100,000	$118,102
California School Finance Authority Rev., 5.00%, 8/1/46(3)	1,100,000	1,243,326
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,928,303
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,206,795
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(3)	600,000	676,639
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(3)	960,000	1,116,576
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	530,750
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	759,138
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(3)	165,000	171,717
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	189,700
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	179,426
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	173,574
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	178,458
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	194,933
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	236,503
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	500,000	549,178
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	426,106
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	756,039
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	706,746
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(3)	500,000	587,328
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(3)	290,000	327,381
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(3)	740,000	815,674
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	775,085
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	840,113
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	899,647
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	963,551
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	1,032,388
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	1,093,957
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,048,931

	Principal Amount	Value
California State Public Works Board Rev., 5.00%, 4/1/23	$2,000,000	$2,056,623
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,037,492
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	2,046,499
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,703,466
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	6,629,173
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	3,296,165
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,842,421
California State University Rev., 5.00%, 11/1/21, Prerefunded at 100% of Par(2)	3,700,000	3,729,760
California State University Rev., 5.00%, 11/1/21	1,000,000	1,008,111
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	40,236
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	1,715,000	1,977,439
California State University Rev., 5.00%, 11/1/28	2,000,000	2,490,945
California State University Rev., 5.00%, 11/1/28	500,000	652,524
California State University Rev., 5.00%, 11/1/29	1,000,000	1,243,482
California State University Rev., 5.00%, 11/1/29	500,000	667,100
California State University Rev., 5.00%, 11/1/30	3,000,000	3,724,808
California State University Rev., 5.00%, 11/1/30	600,000	796,066
California State University Rev., 5.00%, 11/1/31	2,900,000	3,595,341
California State University Rev., 5.00%, 11/1/31	390,000	516,392
California State University Rev., 4.00%, 11/1/34	10,000,000	11,452,264
California State University Rev., 5.00%, 11/1/36	5,105,000	6,117,995
California State University Rev., 4.00%, 11/1/38	2,865,000	3,263,936
California State University Rev., VRN, 4.00%, 11/1/51	4,000,000	4,248,804
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,486,391
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,711,456
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,266,862
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,276,364
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	895,762
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	872,318
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,202,759
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,897,495
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	918,432
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,114,923
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,546,317
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,235,223
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	845,598

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	$1,475,000	$1,818,352
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), VRN, 5.00%, 3/1/37	5,145,000	6,148,446
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,065,933
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,079,227
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,123,529
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,243,167
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,461,291
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,232,411
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,496,936
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,318,278
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,704,132
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	493,841
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	311,900
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	651,820
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	325,910
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	848,308
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	904,134
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	351,472
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	392,799
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,122,438
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	806,916
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	834,303
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,605,081
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	769,183
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 8/15/27 (California Mortgage Insurance)	2,485,000	2,966,709

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 8/15/28 (California Mortgage Insurance)	$640,000	$762,202
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/38(4)	2,610,000	3,145,018
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39(4)	2,405,000	2,887,536
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40(4)	2,615,000	3,124,613
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/41(4)	2,000,000	2,384,769
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	235,424
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	319,957
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	177,787
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	152,951
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	215,644
California Statewide Communities Development Authority Rev., (Golden Age Garden Housing Partners LP), VRDN, 0.01%, 9/7/21 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,850,000	1,850,000
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	175,000	175,448
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22	1,065,000	1,117,631
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 4/1/42	8,400,000	8,642,595
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/45	5,975,000	7,894,256
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	3,000,000	3,253,791
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	462,013
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	578,308
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,881,114
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,189,737
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	7,382,586
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,229,142
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/30	500,000	612,478
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/32	675,000	821,703

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/33	$450,000	$546,390
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/35	725,000	875,788
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/36	700,000	843,678
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/37	500,000	601,265
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/38	500,000	600,153
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,448,383
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	6,305,499
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	5,539,449
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,627,684
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,208,263
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	721,245
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	1,037,963
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	4,997,413
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,755,611
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,502,978
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	905,000	905,000
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	685,000	775,113
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,654,817
California Statewide Communities Development Authority Special Tax, 4.00%, 9/1/40	1,080,000	1,237,444
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,590,357
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,323,830
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/25 (BAM)	235,000	264,172
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	236,488
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,329,694
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	916,198
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,125,000	3,417,075
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	1,220,000	1,334,026

	Principal Amount	Value
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	$3,000,000	$3,426,210
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	815,081
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	571,423
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/21	500,000	500,000
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/22	500,000	517,394
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	537,405
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,044,145
City & County of San Francisco GO, 4.00%, 6/15/37	2,295,000	2,730,984
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(3)	100,000	112,468
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(3)	150,000	176,723
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(3)	850,000	980,820
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,871,834
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	364,908
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	653,051
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	661,236
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	836,714
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,171,583
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,241,588
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,549,694
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,236,409
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	5,262,613
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(3)	7,500,000	7,635,053
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32	1,000,000	1,285,971
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	691,440
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	268,775
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	295,483
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	323,371
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	310,613
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	349,787
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	581,609
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,350,000	1,560,701
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,290,000	1,484,364
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,158,266
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	233,006
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	433,975

	Principal Amount	Value
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/24	$4,140,000	$4,690,557
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/31	7,360,000	8,622,283
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,313,749
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,309,250
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,466,834
Eastern Municipal Water District Rev., 4.00%, 7/1/28	2,480,000	3,041,894
Eastern Municipal Water District Rev., 4.00%, 7/1/29	1,000,000	1,250,848
Eastern Municipal Water District Rev., VRN, 0.12%, (MUNIPSA plus 0.10%), 7/1/46	5,750,000	5,751,409
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	1,200,000	1,420,658
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	1,031,982
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,917,926
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/22	520,000	543,951
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	653,861
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	851,950
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	627,338
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,247,802
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	1,036,268
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,118,478
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	283,276
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	630,661
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	773,989
Fontana Special Tax, (Fontana Community Facilities District No. 90), 4.00%, 9/1/41	525,000	606,176
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,623,901
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,849,143
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/26	100,000	117,636
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/27	100,000	120,753
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/28	150,000	185,124
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	382,811
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	420,233
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,741,000	4,472,182
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	298,863
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	525,000	606,748
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	582,132

	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	$6,070,000	$3,566,462
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,787,131
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	10,000,000	10,429,810
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	4,077,076
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	936,205
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	821,874
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,474,452
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,501,958
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,953,601
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,710,132
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,217,552
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,638,825
Fresno Unified School District GO, 4.00%, 8/1/37	1,000,000	1,195,928
Fresno Unified School District GO, 4.00%, 8/1/40	1,780,000	2,111,642
Fullerton Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/27 (BAM)	1,885,000	2,240,085
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	525,212
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	548,727
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,143,364
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,245,398
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,369,474
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	7,227,726
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	9,874,391
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,462,041
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,212,240
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,084,019
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/34	1,000,000	1,162,208
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	9,315,000	9,465,363
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	3,000,000	2,931,712
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/23, Prerefunded at 100% of Par(2)	750,000	822,921
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	7,680,000	9,292,163
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	3,067,483
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,182,482
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,179,553
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,177,163
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,772,227
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	5,290,729
Huntington Beach Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,030,000	3,310,130
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	574,118
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	520,923
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	683,083
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/33	1,000,000	1,298,870
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/34	1,100,000	1,424,790
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/35	1,520,000	1,965,394

	Principal Amount	Value
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	$1,015,000	$1,207,144
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	700,000	833,114
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	1,056,009
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	360,864
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,076,876
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,750,336
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	603,086
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	282,586
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	598,044
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	595,655
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	355,650
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	1,010,907
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	588,817
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,836,996
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,934,767
Irvine Rev., VRDN, 0.01%, 9/1/21 (LOC: State Street Bank & Trust Co.)	1,000,000	1,000,000
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,847,858
Irvine Special Assessment, VRDN, 0.01%, 9/1/21 (LOC: Sumitomo Mitsui Banking)	7,087,000	7,087,000
Irvine Special Assessment, (Irvine Assessment District No. 07-22), VRDN, 0.01%, 9/1/21 (LOC: Sumitomo Mitsui Banking)	1,251,000	1,251,000
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,114,813
Irvine Ranch Water District Special Assessment, VRDN, 0.01%, 9/1/21 (LOC: U.S. Bank N.A.)	600,000	600,000
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,500,000
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,244,667
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,580,933
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	786,577
Irvine Unified School District Special Tax, 5.00%, 9/1/29	360,000	478,522
Irvine Unified School District Special Tax, 5.00%, 9/1/31	1,840,000	2,447,495
Irvine Unified School District Special Tax, 5.00%, 9/1/31	350,000	458,903
Irvine Unified School District Special Tax, 4.00%, 9/1/33	2,110,000	2,568,284
Irvine Unified School District Special Tax, 5.00%, 9/1/33	400,000	520,183
Irvine Unified School District Special Tax, 4.00%, 9/1/35	1,000,000	1,207,854
Irvine Unified School District Special Tax, 4.00%, 9/1/36	1,320,000	1,588,429
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,665,541
Irvine Unified School District Special Tax, 4.00%, 9/1/37	1,355,000	1,624,218
Irvine Unified School District Special Tax, 4.00%, 9/1/37	570,000	676,628
Irvine Unified School District Special Tax, 4.00%, 9/1/40	690,000	811,877
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23 (BAM)	800,000	873,588
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	682,228
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24 (BAM)	785,000	891,653
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	771,951
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25 (BAM)	370,000	434,638
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,134,568
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,324,920

	Principal Amount	Value
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	$4,265,000	$4,876,451
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22(2)	225,000	232,629
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22, Prerefunded at 100% of Par(2)	635,000	662,873
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	493,622
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	706,208
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,693,531
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	2,440,943
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	695,810
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,534,451
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,721,049
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	910,974
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	680,144
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,490,978
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,782,892
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	6,115,204
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,631,093
Los Altos Elementary School District Rev., 4.00%, 7/15/22	8,800,000	9,100,163
Los Angeles Community College District GO, 5.00%, 8/1/25	5,890,000	6,990,688
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,577,513
Los Angeles Community College District GO, 4.00%, 8/1/38	10,000,000	11,527,823
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,023,465
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	10,261,820
Los Angeles County Metropolitan Transportation Authority Rev., 4.00%, 6/1/39	10,000,000	12,437,659
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,146,448
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,215,150
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26(4)	750,000	926,308
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/27(4)	850,000	1,080,426
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/28(4)	650,000	848,668
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,757,542
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,497,187
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,660,674
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,537,197
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,843,681
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	6,503,641
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	3,192,454
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,472,899
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	7,861,040
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,323,922
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,285,784
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,574,541

	Principal Amount	Value
Los Angeles Department of Water Rev., 5.00%, 7/1/24	$1,500,000	$1,561,171
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,658,872
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,941,082
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,678,339
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,621,462
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,657,636
Los Angeles Department of Water Rev., VRDN, 0.01%, 9/1/21 (SBBPA: TD Bank N.A.)	3,750,000	3,750,000
Los Angeles Department of Water Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Toronto-Dominion Bank)	1,000,000	1,000,000
Los Angeles Department of Water & Power Rev., VRDN, 0.01%, 9/1/21 (SBBPA: RBC Capital Markets)	1,970,000	1,970,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,825,000	1,898,798
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,796,537
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,444,923
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,040,266
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,217,627
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,037,521
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/38	3,000,000	3,553,224
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Bank of America N.A.)(2)	600,000	600,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Bank of America N.A.)(2)	1,000,000	1,000,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Bank of America N.A.)	600,000	600,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: Bank of America N.A.)(2)	450,000	450,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 9/1/21 (SBBPA: TD Bank N.A.)	1,400,000	1,400,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,785,374
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	6,790,909
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,000,000	3,657,842
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,031,782
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,048,202
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,189,544
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,895,704
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	9,249,986
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,573,127
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	2,342,554
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,939,799
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,365,903
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/25	10,000,000	11,811,930
Metropolitan Water District of Southern California Rev., VRDN, 0.01%, 9/1/21 (SBBPA: PNC Bank N.A.)(2)	400,000	400,000

	Principal Amount	Value
Metropolitan Water District of Southern California Rev., VRN, 0.16%, (MUNIPSA plus 0.14%), 7/1/37	$2,800,000	$2,800,648
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	3,263,860
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	5,037,917
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	1,810,000	2,330,747
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,751,424
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,413,812
Modesto Irrigation District Rev., 5.00%, 10/1/30	2,000,000	2,585,440
Modesto Irrigation District Rev., 5.00%, 10/1/31	1,200,000	1,549,168
Modesto Irrigation District Rev., 5.00%, 10/1/35	2,215,000	2,844,824
Modesto Irrigation District Rev., 5.00%, 10/1/36	1,250,000	1,603,850
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/22, Prerefunded at 100% of Par(2)	3,000,000	3,073,514
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,057,416
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	894,977
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	846,239
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	846,239
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	846,239
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,128,318
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,974,557
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,692,477
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,085,000	2,352,543
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/24	1,000,000	1,151,959
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,200,000
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/22	5,745,000	5,934,640
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/33	2,850,000	3,229,336
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/34	1,500,000	1,696,461
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,952,199
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	291,772
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	2,000,000	2,029,107
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,443,466
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,669,582
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,947,846
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,113,055
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	13,300,000	14,588,440
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,820,015
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,079,846

	Principal Amount	Value
Northern California Transmission Agency Rev., 5.00%, 5/1/28	$1,000,000	$1,202,645
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,199,341
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,223,917
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	2,164,939
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	2,247,577
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,675,907
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,141,400
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,358,150
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22(2)	230,000	240,079
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(2)	3,150,000	3,301,457
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,526,041
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	765,336
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	3,700,000	4,356,525
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	285,000
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	309,551
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	63,768
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	345,653
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	364,811
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	379,942
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	253,816
Orange County Special Assessment, 3.00%, 9/2/25	285,000	315,409
Orange County Special Assessment, 5.00%, 9/2/26	600,000	735,797
Orange County Special Assessment, 5.00%, 9/2/28	600,000	778,849
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,106,431
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,668,941
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,178,674
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,218,745
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,006,347
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,372,222
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,617,014
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	3,016,797
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	975,000	1,107,154
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,945,666
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	3,975,540
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,254,176
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,155,703
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,702,649

	Principal Amount	Value
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	$2,500,000	$2,797,238
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,118,313
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	4,436,877
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	426,794
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,603,424
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,499,874
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,456,699
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	810,303
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	764,130
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	574,871
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	893,737
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,849,710
Palomar Health GO, 5.00%, 8/1/23	1,900,000	2,058,461
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,580,269
Palomar Health GO, Capital Appreciation, VRN, 7.00%, 8/1/38 (AGC)	3,330,000	4,721,951
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/21	3,625,000	3,651,846
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	1,000,000	1,052,341
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,701,919
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,944,245
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,470,366
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,776,834
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	2,169,260
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,346,778
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	1,008,653
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	381,509
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	551,657
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	695,917
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,527,397
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,241,430
Peralta Community College District GO, 5.00%, 8/1/25	620,000	730,012
Peralta Community College District GO, 5.00%, 8/1/26	550,000	668,184
Peralta Community College District GO, 5.00%, 8/1/27	500,000	624,724
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,625,731
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,251,600
Porterville Public Financing Authority Rev., 5.625%, 10/1/21, Prerefunded at 100% of Par(2)	4,000,000	4,017,827
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	3,137,710

	Principal Amount	Value
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	$1,635,000	$1,983,235
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(2)	790,000	790,000
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(2)	1,300,000	1,300,000
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(2)	1,410,000	1,410,000
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,603,445
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,386,672
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 9/1/21	5,200,000	5,200,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 9/1/21	700,000	700,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	797,356
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	909,036
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	864,516
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,308,977
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,922,011
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,006,198
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,744,589
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	4,115,883
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	9,279,361
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	9,396,617
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,035,000
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,192,625
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/36	1,000,000	1,160,237
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/37	1,100,000	1,274,371
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/38	1,000,000	1,157,115
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	882,651
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,303,962
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,267,230
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,688,653
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,206,373
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,502,905
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,254,322
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,502,615
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	400,942
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	442,580

	Principal Amount	Value
Roseville Water Utility COP, 5.00%, 12/1/26	$1,690,000	$2,021,611
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,687,288
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/22	170,000	173,813
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	484,206
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	658,909
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	829,984
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	308,322
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	255,106
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	364,802
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	645,326
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	757,610
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	1,140,936
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,804,670
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,241,205
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,239,185
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,012,724
Sacramento County Sanitation Districts Financing Authority Rev., (Sacramento Regional County Sanitation District), 5.00%, 12/1/27	2,960,000	3,763,874
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/27	2,000,000	2,508,375
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	900,767
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	2,310,000	2,529,400
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,569,707
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,142,519
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,232,358
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,554,932
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/33 (BAM)	2,500,000	2,950,046
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,597,661
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,215,342
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,728,056
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,210,125
San Bernardino Community College District GO, Capital Appreciation, VRN, 6.375%, 8/1/34	17,240,000	20,305,143
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,444,236
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,654,062
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,516,263
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/21, Prerefunded at 100% of Par(2)	4,300,000	4,377,194
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/21, Prerefunded at 100% of Par(2)	2,000,000	2,038,117
San Diego Association of Governments Rev., 5.00%, 11/15/26	9,250,000	10,988,541

	Principal Amount	Value
San Diego Association of Governments Rev., 1.80%, 11/15/27	$2,000,000	$2,108,649
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,000,000	3,280,392
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,610,527
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	798,401
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,231,090
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,043,903
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,225,214
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	855,611
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,220,569
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/37	1,200,000	1,411,330
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/38	1,350,000	1,584,165
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,258,023
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,364,262
San Diego County Regional Transportation Commission Rev., 3.00%, 10/1/22	7,500,000	7,735,549
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	6,168,141
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,803,182
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	4,086,090
San Diego County Water Authority Rev., 5.00%, 5/1/28	7,000,000	8,992,698
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,619,174
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	12,122,236
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	2,000,000	2,088,929
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	6,309,494
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,046,471
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,095,989
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	272,839
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	546,205
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	818,244
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,646,086
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,762,362
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22(2)	1,000,000	1,032,715
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(2)	1,625,000	1,730,052
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,289,910
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/31	1,500,000	2,044,831
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,655,582
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,019,897
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 2.125%, 10/1/48	2,300,000	2,368,038
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	481,971

	Principal Amount	Value
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	$550,000	$623,078
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	418,813
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	451,690
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,234,013
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	984,654
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	12,000,000	13,600,428
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,124,558
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,122,908
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	174,838
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39	225,000	260,513
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41	525,000	605,801
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,437,494
San Mateo Special Tax, 5.50%, 9/1/44	750,000	778,325
San Mateo County Transportation Authority Rev., VRDN, 0.01%, 9/1/21 (LOC: Bank of America N.A.)	700,000	700,000
San Mateo Foster City Public Financing Authority Rev., (San Mateo), 5.00%, 8/1/25	1,250,000	1,480,365
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,374,201
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,342,298
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,457,682
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	908,829
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,586,585
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,576,131
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,984,195
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	1,094,411
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	1,083,230
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,610,766
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,272,794
Santa Clara Valley Transportation Authority Rev., (Santa Clara Valley Transportation Authority 2000 Measure A Sales Tax), VRDN, 0.01%, 9/1/21 (SBBPA: TD Bank N.A.)	1,600,000	1,600,000
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,751,901
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,009,935
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,201,827
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,429,029

	Principal Amount	Value
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	$2,225,000	$2,793,329
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,609,059
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,363,656
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,335,353
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	696,235
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	685,000	724,825
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,595,390
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,315,761
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,566,161
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	15,000	19,789
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	554,225
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	70,000	92,351
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,576,577
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	80,000	105,543
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	2,435,000	3,036,611
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,299,377
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,299,528
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,184,561
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,400,251
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,658,205
South San Luis Obispo County Sanitation District COP, 2.00%, 9/1/25 (AGM)	2,240,000	2,317,589
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	1,058,269
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,767,501
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,728,934
State of California GO, 5.00%, 3/1/23	10,000,000	10,725,749
State of California GO, 5.00%, 11/1/24	1,000,000	1,105,133
State of California GO, 5.00%, 10/1/25	13,000,000	15,474,516
State of California GO, 5.00%, 11/1/25	6,500,000	7,759,447
State of California GO, 5.00%, 8/1/26	2,000,000	2,447,174
State of California GO, 1.05%, 12/1/26	2,025,000	2,058,047
State of California GO, 5.00%, 12/1/26	1,045,000	1,158,463
State of California GO, 5.00%, 2/1/27	10,000,000	10,693,203
State of California GO, 5.00%, 3/1/27	5,000,000	5,815,453
State of California GO, 4.00%, 11/1/27	2,000,000	2,415,065
State of California GO, 5.00%, 12/1/27	10,000,000	12,708,755

	Principal Amount	Value
State of California GO, 5.00%, 2/1/28	$6,795,000	$7,265,026
State of California GO, 5.00%, 12/1/28	3,750,000	4,882,430
State of California GO, 5.00%, 11/1/29	2,625,000	2,899,765
State of California GO, 5.00%, 4/1/30	2,500,000	3,261,509
State of California GO, 5.00%, 4/1/31	1,350,000	1,756,493
State of California GO, 5.00%, 11/1/31	7,435,000	9,371,836
State of California GO, 5.00%, 4/1/32	3,000,000	3,895,340
State of California GO, 5.25%, 8/1/32 (AGM)	5,000,000	7,050,313
State of California GO, 5.00%, 4/1/37	5,000,000	5,575,110
State of California GO, 5.00%, 4/1/38	3,500,000	4,492,732
State of California GO, 5.00%, 9/1/41(4)	3,570,000	4,757,023
State of California GO, VRDN, 0.01%, 9/1/21 (LOC: Barclays Bank plc)	3,570,000	3,570,000
State of California GO, VRDN, 0.01%, 9/1/21 (LOC: MUFG Union Bank N.A.)	790,000	790,000
State of California GO, VRDN, 0.01%, 9/7/21 (LOC: Sumitomo Mitsui Banking)	1,470,000	1,470,000
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,399,000
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22(2)	4,180,000	4,316,750
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,475,089
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,568,508
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,690,001
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	750,000	845,000
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,239,142
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,564,244
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,697,276
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,132,457
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,271,724
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,268,543
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	450,000
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	974,137
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	702,018
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,807,138
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,158,072
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,181,905
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	624,281
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,439,617
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	949,764
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	929,375
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	515,000

	Principal Amount	Value
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	$275,000	$288,063
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.00%, 6/1/25	1,250,000	1,464,149
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,313,955
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	500,586
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,868,523
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,976,552
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,769,903
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	492,876
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,428,302
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,656,304
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	1,051,482
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,868,105
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	968,702
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	1,000,000	1,300,073
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	1,045,834
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	383,748
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	383,054
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	899,277
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	405,403
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,277,502
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	398,153
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	593,973
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	687,803
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	519,450
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	896,517
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,517,092
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	837,898

	Principal Amount	Value
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	$1,550,000	$1,866,157
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	781,051
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,175,335
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,169,721
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(2)	130,000	134,455
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(2)	2,840,000	2,937,324
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	1,395,000	1,508,513
University of California Rev., 4.00%, 5/15/26	2,415,000	2,822,600
University of California Rev., 5.00%, 5/15/26	3,180,000	3,290,128
University of California Rev., VRDN, 0.01%, 9/1/21	800,000	800,000
University of California Rev., VRDN, 0.01%, 9/1/21	400,000	400,000
University of California Rev., VRDN, 0.01%, 9/1/21	1,300,000	1,300,000
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,268,509
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,869,585
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,800,104
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,131,834
Walnut Energy Center Authority Rev., 5.00%, 1/1/35	2,000,000	2,609,310
Walnut Energy Center Authority Rev., 5.00%, 1/1/36	2,000,000	2,599,323
Washington Township Health Care District Rev., 5.00%, 7/1/23	350,000	378,950
Washington Township Health Care District Rev., 5.00%, 7/1/25	425,000	495,273
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	932,009
West Basin Municipal Water District Rev., 5.00%, 8/1/34	2,000,000	2,721,287
West Basin Municipal Water District Rev., 5.00%, 8/1/35	2,000,000	2,708,898
West Basin Municipal Water District Rev., 5.00%, 8/1/36	1,200,000	1,618,641
West Contra Costa Unified School District GO, 5.00%, 8/1/22	10,500,000	10,974,021
West Contra Costa Unified School District GO, 5.00%, 8/1/23	4,500,000	4,919,682
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,253,233
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,374,569
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,687,683
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	765,086
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	733,180
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,496,740
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,236,258
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	7,850,000	8,071,700
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,913,930
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,374,903
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,931,140
		2,123,697,017
Guam — 0.2%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	337,168
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	539,920
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	391,448

	Principal Amount	Value
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	$350,000	$402,985
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	591,987
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,091,595
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/28	455,000	568,134
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/29	750,000	951,729
		4,874,966
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $1,986,613,715)		2,128,571,983
OTHER ASSETS AND LIABILITIES — 0.7%		15,339,517
TOTAL NET ASSETS — 100.0%		$2,143,911,500

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	177	December 2021	$23,621,203	$10,717
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
FHLMC	-	Federal Home Loan Mortgage Corporation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $62,199,683, which represented 2.9% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

AUGUST 31, 2021
Assets
Investment securities, at value (cost of $1,986,613,715)	$2,128,571,983
Cash	1,485,777
Deposits with broker for futures contracts	269,925
Receivable for investments sold	110,300
Receivable for capital shares sold	13,324,607
Receivable for variation margin on futures contracts	13,828
Interest receivable	22,138,867
2,165,915,287

Liabilities
Payable for investments purchased	19,031,992
Payable for capital shares redeemed	1,727,931
Accrued management fees	607,594
Distribution and service fees payable	11,449
Dividends payable	624,821
22,003,787

Net Assets	$2,143,911,500

Net Assets Consist of:
Capital paid in	$2,000,575,635
Distributable earnings	143,335,865
$2,143,911,500

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$917,538,707	74,692,851	$12.28
I Class	$932,635,612	75,904,020	$12.29
Y Class	$263,119,826	21,413,712	$12.29
A Class	$23,014,855	1,872,692	$12.29*
C Class	$7,602,500	618,403	$12.29
*Maximum offering price $12.87 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED AUGUST 31, 2021
Investment Income (Loss)
Income:
Interest	$52,345,884

Expenses:
Management fees	7,010,279
Distribution and service fees:
A Class	54,142
C Class	95,069
Trustees' fees and expenses	137,510
Other expenses	461
7,297,461

Net investment income (loss)	45,048,423

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,308,541
Futures contract transactions	(1,251,470)
5,057,071

Change in net unrealized appreciation (depreciation) on:
Investments	13,133,536
Futures contracts	10,717
13,144,253

Net realized and unrealized gain (loss)	18,201,324

Net Increase (Decrease) in Net Assets Resulting from Operations	$63,249,747

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2021 AND AUGUST 31, 2020
Increase (Decrease) in Net Assets	August 31, 2021	August 31, 2020
Operations
Net investment income (loss)	$45,048,423	$46,439,084
Net realized gain (loss)	5,057,071	(2,381,069)
Change in net unrealized appreciation (depreciation)	13,144,253	(9,056,268)
Net increase (decrease) in net assets resulting from operations	63,249,747	35,001,747

Distributions to Shareholders
From earnings:
Investor Class	(18,716,024)	(26,421,416)
I Class	(20,298,079)	(20,159,657)
Y Class	(5,528,348)	(1,975,018)
A Class	(400,088)	(432,114)
C Class	(106,016)	(192,153)
Decrease in net assets from distributions	(45,048,555)	(49,180,358)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	115,410,608	84,053,317

Net increase (decrease) in net assets	133,611,800	69,874,706

Net Assets
Beginning of period	2,010,299,700	1,940,424,994
End of period	$2,143,911,500	$2,010,299,700

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2021

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $51,916,000 and $46,160,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended
August 31, 2021 were $720,089,166 and $608,882,856, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2021		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,644,729	$130,413,456	18,190,546	$219,851,997
Issued in reinvestment of distributions	1,306,735	15,983,251	1,592,022	19,237,974
Redeemed	(10,172,955)	(124,457,236)	(41,615,838)	(495,626,417)
	1,778,509	21,939,471	(21,833,270)	(256,536,446)
I Class
Sold	19,127,597	234,283,080	24,061,902	289,763,690
Issued in reinvestment of distributions	1,616,511	19,778,734	1,650,730	19,951,982
Redeemed	(13,723,287)	(167,848,883)	(16,842,041)	(200,511,428)
	7,020,821	86,212,931	8,870,591	109,204,244
Y Class
Sold	5,399,840	66,239,088	20,917,830	248,732,941
Issued in reinvestment of distributions	32,849	402,009	28,593	345,500
Redeemed	(4,725,053)	(57,679,111)	(1,158,240)	(13,943,525)
	707,636	8,961,986	19,788,183	235,134,916
A Class
Sold	427,528	5,226,587	413,103	4,954,622
Issued in reinvestment of distributions	30,931	378,465	34,738	419,980
Redeemed	(269,790)	(3,295,733)	(530,296)	(6,304,465)
	188,669	2,309,319	(82,455)	(929,863)
C Class
Sold	66,092	806,812	129,702	1,574,469
Issued in reinvestment of distributions	8,456	103,444	14,138	170,986
Redeemed	(402,763)	(4,923,355)	(378,224)	(4,564,989)
	(328,215)	(4,013,099)	(234,384)	(2,819,534)
Net increase (decrease)	9,367,420	$115,410,608	6,508,665	$84,053,317

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,128,571,983	—
Other Financial Instruments
Futures Contracts	$10,717	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $31,668,682 futures contracts sold.

The value of interest rate risk derivative instruments as of August 31, 2021, is disclosed on the Statement of Assets and Liabilities as an asset of $13,828 in receivable for variation margin on futures contracts*. For the year ended August 31, 2021, the effect of interest rate risk derivative instruments on the Statement of Operations was $(1,251,470) in net realized gain (loss) on futures contract transactions and $10,717 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2021 and August 31, 2020 were as follows:

	2021	2020
Distributions Paid From
Exempt income	$44,630,459	$46,175,830
Taxable ordinary income	$418,096	$14,408
Long-term capital gains	—	$2,990,120

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,986,625,627
Gross tax appreciation of investments	$142,489,145
Gross tax depreciation of investments	(542,789)
Net tax appreciation (depreciation) of investments	$141,946,356
Other book-to-tax adjustments	$(1,269)
Undistributed exempt income	—
Accumulated long-term gains	$1,390,778

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021	$12.17	0.26	0.11	0.37	(0.26)	—	(0.26)	$12.28	3.04%	0.46%	2.10%	30%	$917,539
2020	$12.23	0.27	(0.04)	0.23	(0.27)	(0.02)	(0.29)	$12.17	1.93%	0.47%	2.26%	40%	$887,525
2019	$11.69	0.30	0.55	0.85	(0.30)	(0.01)	(0.31)	$12.23	7.29%	0.47%	2.56%	54%	$1,158,927
2018	$12.00	0.30	(0.31)	(0.01)	(0.30)	—	(0.30)	$11.69	0.03%	0.47%	2.56%	52%	$1,143,719
2017	$12.24	0.29	(0.24)	0.05	(0.29)	—	(0.29)	$12.00	0.46%	0.47%	2.43%	52%	$1,196,600
I Class
2021	$12.17	0.28	0.12	0.40	(0.28)	—	(0.28)	$12.29	3.33%	0.26%	2.30%	30%	$932,636
2020	$12.23	0.30	(0.04)	0.26	(0.30)	(0.02)	(0.32)	$12.17	2.05%	0.27%	2.46%	40%	$838,639
2019	$11.70	0.32	0.55	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.59%	0.27%	2.76%	54%	$734,197
2018	$12.00	0.32	(0.29)	0.03	(0.33)	—	(0.33)	$11.70	0.23%	0.27%	2.76%	52%	$527,123
2017	$12.24	0.31	(0.24)	0.07	(0.31)	—	(0.31)	$12.00	0.66%	0.27%	2.63%	52%	$378,363
Y Class
2021	$12.18	0.29	0.11	0.40	(0.29)	—	(0.29)	$12.29	3.37%	0.23%	2.33%	30%	$263,120
2020	$12.23	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)	$12.18	2.17%	0.24%	2.49%	40%	$252,098
2019	$11.70	0.33	0.54	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.53%	0.24%	2.79%	54%	$11,228
2018	$12.00	0.33	(0.30)	0.03	(0.33)	—	(0.33)	$11.70	0.26%	0.24%	2.79%	52%	$6,889
2017(3)	$11.78	0.12	0.23	0.35	(0.13)	—	(0.13)	$12.00	2.94%	0.24%(4)	2.62%(4)	52%(5)	$6,233

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021	$12.18	0.23	0.11	0.34	(0.23)	—	(0.23)	$12.29	2.79%	0.71%	1.85%	30%	$23,015
2020	$12.24	0.24	(0.04)	0.20	(0.24)	(0.02)	(0.26)	$12.18	1.68%	0.72%	2.01%	40%	$20,507
2019	$11.70	0.27	0.55	0.82	(0.27)	(0.01)	(0.28)	$12.24	7.11%	0.72%	2.31%	54%	$21,617
2018	$12.00	0.27	(0.30)	(0.03)	(0.27)	—	(0.27)	$11.70	(0.22)%	0.72%	2.31%	52%	$21,438
2017	$12.24	0.26	(0.24)	0.02	(0.26)	—	(0.26)	$12.00	0.21%	0.72%	2.18%	52%	$22,836
C Class
2021	$12.18	0.14	0.10	0.24	(0.13)	—	(0.13)	$12.29	2.02%	1.46%	1.10%	30%	$7,603
2020	$12.24	0.15	(0.04)	0.11	(0.15)	(0.02)	(0.17)	$12.18	0.92%	1.47%	1.26%	40%	$11,531
2019	$11.70	0.18	0.55	0.73	(0.18)	(0.01)	(0.19)	$12.24	6.22%	1.47%	1.56%	54%	$14,457
2018	$12.01	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)	$11.70	(0.96)%	1.47%	1.56%	52%	$16,299
2017	$12.24	0.17	(0.23)	(0.06)	(0.17)	—	(0.17)	$12.01	(0.46)%	1.47%	1.43%	52%	$16,929

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 10, 2017 (commencement of sale) through August 31, 2017.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century California Tax-Free and Municipal Funds and Shareholders of California Intermediate-Term Tax-Free Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Intermediate-Term Tax-Free Bond Fund (one of the funds constituting American Century California Tax-Free and Municipal Funds, referred to hereafter as the "Fund") as of August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statement of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
October 18, 2021

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	38	Kirby Corporation; Nabors Industries Ltd.;CYS Investments, Inc.(2012-2017)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	38	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Special Advisor, GSW Sports, LLC (2020 to Present); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	38	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	38	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus (since 2018), Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	69	None
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	38	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	38	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	38	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	38	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	141	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to 2021); General Counsel, ACC (2007 to 2021). Also served as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $45,094,520 as exempt interest dividends for the fiscal year ended August 31, 2021.

Change in Independent Registered Public Accounting Firm

On September 24, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP was dismissed and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending August 31, 2022.

During the fiscal years ended August 31, 2020 and August 31, 2021 and the subsequent interim period through September 24, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended August 31, 2020 and August 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended August 31, 2020 and August 31, 2021 and the subsequent interim period through September 24, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90327 2110

Annual Report

August 31, 2021

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended August 31, 2021. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.
Federal Aid, Investor Demand Aided Muni Returns

Municipal bonds (munis) generally advanced for the reporting period, benefiting from favorable supply/demand trends and ongoing central bank and federal government support. These programs helped sustain investor confidence and bolster the economic landscape, despite ongoing challenges from COVID-19 and the inconsistent lifting of virus-related restrictions.

Improving data on U.S. manufacturing, employment and housing, along with a late-2020 federal coronavirus aid package and positive vaccine developments, helped fuel the risk-on rally. Furthermore, political clarity emerged following the January 2021 U.S. Senate run-off elections in Georgia. The results gave Democrats control of Congress and set the stage for another federal aid package, which passed in March and included direct support for states—a boon for munis.

Additionally, significant federal spending and tax-hike proposals from the Biden administration began working their way through Congress. These policies are also generally supportive of municipal bonds.

The broad economic gains combined with ongoing monetary and fiscal support and state reopenings drove inflation and U.S. Treasury yields higher, particularly in the second half of the period. Muni yields also climbed higher, but at a slower pace than comparable-maturity Treasuries. Against this backdrop, munis broadly delivered gains for the 12-month period and significantly outperformed Treasuries, which declined. Higher-risk securities, including high-yield munis, rallied and outperformed their higher-quality counterparts.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to the spread of the delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization, and fiscal and monetary policy likely will sway market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Performance

Total Returns as of August 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Investor Class	BCTXX	0.01%	0.54%	0.28%	11/9/83
Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.
3

Fund Characteristics

AUGUST 31, 2021
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	(0.44)%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	40 days
Weighted Average Life	47 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	68%
31-90 days	16%
91-180 days	10%
More than 180 days	6%
4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2021 to August 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
5

	Beginning Account Value 3/1/21	Ending Account Value 8/31/21	Expenses Paid During Period(1) 3/1/21 - 8/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.10	$0.40	0.08%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.41	0.08%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedule of Investments

AUGUST 31, 2021

	Principal Amount	Value
MUNICIPAL SECURITIES — 97.4%
California — 97.4%
Alameda Public Financing Authority Rev., (Alameda Point Improvement Project), VRDN, 0.03%, 9/7/21 (LOC: Union Bank N.A. and California State Teacher's Retirement System)	$900,000	$900,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.04%, 9/7/21 (LOC: Bank of Stockton and FHLB)	2,395,000	2,395,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.04%, 9/7/21 (LOC: First Republic Bank and FHLB)	4,955,000	4,955,000
California Health Facilities Financing Authority Rev., 0.15%, 11/9/21	4,415,000	4,415,000
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), VRDN, 0.12%, 3/2/22	3,100,000	3,100,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.04%, 9/7/21 (LOC: Wells Fargo Bank N.A.)	2,035,000	2,035,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.04%, 9/7/21 (LOC: Wells Fargo Bank N.A.)	4,020,000	4,020,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 0.06%, 9/7/21 (LOC: Bank of the West)	700,000	700,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.06%, 9/7/21 (LOC: Union Bank N.A.)	1,300,000	1,300,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	1,600,000	1,600,000
California School Finance Authority Rev., 3.00%, 12/30/21	3,000,000	3,028,057
California Statewide Communities Development Authority Rev., 0.15%, 11/2/21	3,500,000	3,500,000
California Statewide Communities Development Authority Rev., 0.14%, 11/9/21	3,500,000	3,500,000
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 0.01%, 9/1/21 (GA: Chevron Corp.)	1,150,000	1,150,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 0.01%, 9/7/21 (LOC: Wells Fargo Bank N.A.)	300,000	300,000
California Statewide Communities Development Authority Rev., (Uptown Newport Building Owner LP), VRDN, 0.06%, 9/7/21 (LOC: East West Bank, Zions Bank and FHLB)	2,855,000	2,855,000
Irvine Special Assessment, VRDN, 0.01%, 9/1/21 (LOC: Sumitomo Mitsui Banking)	650,000	650,000
Irvine Ranch Water District Special Assessment, VRN, 0.05%, (MUNIPSA plus 0.03%), 10/1/37	5,000,000	5,000,000
Los Angeles Rev., 4.00%, 6/23/22	4,500,000	4,640,893
Los Angeles County California, 0.09%, 12/2/21 (LOC: Barclays Bank plc)	4,000,000	4,000,000
Los Angeles County Capital Asset Leasing Corp., 0.06%, 9/15/21 (LOC: State Street Bank & Trust Co.)	1,000,000	1,000,000
Los Angeles Department of Water & Power Rev., VRDN, 0.01%, 9/1/21 (SBBPA: RBC Capital Markets)	1,600,000	1,600,000
Mizuho Floater/Residual Trust Rev., VRDN, 0.07%, 9/7/21 (LIQ FAC: Mizuho Capital Markets LLC)(GA: FHLMC)(1)	5,000,000	5,000,000
Monterey Peninsula Water Management District COP, VRDN, 0.03%, 9/7/21 (LOC: Wells Fargo Bank N.A.)	235,000	235,000
Municipal Improvement Corp. of Los Angeles, 0.12%, 10/28/21 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
7

	Principal Amount	Value
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 0.02%, 9/7/21 (LOC: Bank of the Sierra and FHLB)	$4,190,000	$4,190,000
Riverside County COP, VRDN, 0.01%, 9/7/21 (LOC: Bank of America N.A.)	700,000	700,000
Riverside County Asset Leasing Corp. Rev., (Riverside County), VRDN, 0.01%, 9/7/21 (AGC)(LOC: Wells Fargo Bank N.A.)	300,000	300,000
Riverside County Housing Authority Rev., (Pacific Inland Communities LLC), VRDN, 0.01%, 9/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	865,000	865,000
San Bernardino City Unified School District Rev., 2.00%, 12/30/21	3,000,000	3,018,363
San Bernardino County Flood Control District Rev., VRDN, 0.05%, 9/7/21 (LOC: Bank of America N.A.)	1,050,000	1,050,000
San Diego County COP, (San Diego Museum of Art), VRDN, 0.01%, 9/7/21 (LOC: Wells Fargo Bank N.A.)(GA: Irish Government)	900,000	900,000
San Diego County Water Authority, 0.07%, 10/7/21	2,500,000	2,500,000
San Diego Public Facilities Financing Authority Water, 0.08%, 12/2/21 (LOC: Bank of America N.A.)	2,000,000	2,000,000
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 0.14%, 9/9/21 (LOC: Barclays Bank plc)	4,000,000	4,000,000
San Francisco City & County Public Utilities Commission, 0.07%, 10/19/21 (LOC: Bank of America N.A.)	3,180,000	3,180,000
San Francisco City & County Public Utilities Commission Power, 0.06%, 9/15/21 (LOC: Bank of America N.A.)	2,800,000	2,800,000
San Mateo Joint Powers Financing Authority Rev., (San Mateo), VRDN, 0.03%, 9/7/21 (LOC: Wells Fargo Bank N.A.)	695,000	695,000
Santa Clara Valley Transportation Authority Rev., (Santa Clara Valley Transportation Authority 2000 Measure A Sales Tax), VRDN, 0.01%, 9/1/21 (SBBPA: TD Bank N.A.)	600,000	600,000
State of California, 0.07%, 11/2/21 (LOC: Royal Bank of Canada)	1,200,000	1,200,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.04%, 9/7/21 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.04%, 9/7/21 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,050,000	1,050,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.04%, 9/7/21 (LIQ FAC: Barclays Bank plc)(1)	2,220,000	2,220,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.04%, 9/7/21 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.04%, 9/7/21 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,900,000	2,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.04%, 9/7/21 (LIQ FAC: Barclays Bank plc)(1)	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.18%, 9/7/21 (LIQ FAC: Mizuho Capital Markets LLC)(1)	735,000	735,000
Town of Hillsborough COP, VRDN, 0.01%, 9/7/21 (SBBPA: Bank of the West)	600,000	600,000
Town of Hillsborough COP, VRDN, 0.01%, 9/7/21 (SBBPA: Bank of the West)	1,000,000	1,000,000
Town of Hillsborough COP, VRDN, 0.01%, 9/7/21 (SBBPA: Bank of the West)	900,000	900,000
Victorville Joint Powers Finance Authority Rev., VRDN, 0.05%, 9/7/21 (LOC: BNP Paribas)	11,005,000	11,005,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 0.07%, 9/7/21 (LOC: Bank of the West)	4,060,000	4,060,000
TOTAL INVESTMENT SECURITIES — 97.4%		124,097,313
OTHER ASSETS AND LIABILITIES — 2.6%		3,321,023
TOTAL NET ASSETS — 100.0%		$127,418,336

8

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $20,655,000, which represented 16.2% of total net assets.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

AUGUST 31, 2021
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$124,097,313
Cash	32,884
Receivable for investments sold	3,045,000
Receivable for capital shares sold	180,962
Interest receivable	101,765
127,457,924

Liabilities
Payable for capital shares redeemed	34,344
Accrued management fees	5,244
39,588

Net Assets	$127,418,336

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	127,418,928

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$127,418,934
Distributable earnings	(598)
$127,418,336

See Notes to Financial Statements.
10

Statement of Operations

YEAR ENDED AUGUST 31, 2021
Investment Income (Loss)
Income:
Interest	$155,206

Expenses:
Management fees	624,616
Trustees' fees and expenses	8,631
Other expenses	300
633,547
Fees waived	(491,121)
142,426

Net investment income (loss)	12,780

Net realized gain (loss) on investment transactions	(598)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,182

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2021 AND AUGUST 31, 2020
Increase (Decrease) in Net Assets	August 31, 2021	August 31, 2020
Operations
Net investment income (loss)	$12,780	$845,923
Net realized gain (loss)	(598)	—
Net increase (decrease) in net assets resulting from operations	12,182	845,923

Distributions to Shareholders
From earnings	(12,780)	(845,923)

Capital Share Transactions
Proceeds from shares sold	46,325,389	63,402,452
Proceeds from reinvestment of distributions	12,529	829,998
Payments for shares redeemed	(53,171,122)	(92,002,702)
Net increase (decrease) in net assets from capital share transactions	(6,833,204)	(27,770,252)

Net increase (decrease) in net assets	(6,833,802)	(27,770,252)

Net Assets
Beginning of period	134,252,138	162,022,390
End of period	$127,418,336	$134,252,138

Transactions in Shares of the Fund
Sold	46,325,389	63,402,452
Issued in reinvestment of distributions	12,529	829,998
Redeemed	(53,171,122)	(92,002,702)
Net increase (decrease) in shares of the fund	(6,833,204)	(27,770,252)

See Notes to Financial Statements.
12

Notes to Financial Statements

AUGUST 31, 2021

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended August 31, 2021 was 0.49% before waiver and 0.10% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $7,800,000 and $22,148,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

14

6. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2021 and August 31, 2020 were as follows:

	2021	2020
Distributions Paid From
Exempt income	$12,780	$845,923
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2021, the fund had accumulated short-term capital losses of $(598), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2021	$1.00	—(2)	—(2)	—(2)	—(2)	—	—(2)	$1.00	0.01%	0.11%	0.50%	0.01%	(0.38)%	$127,418
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.53%	0.42%	0.50%	0.55%	0.47%	$134,252
2019	$1.00	0.01	—	0.01	(0.01)	—(2)	(0.01)	$1.00	1.08%	0.50%	0.50%	1.06%	1.06%	$162,022
2018	$1.00	0.01	—(2)	0.01	(0.01)	—(2)	(0.01)	$1.00	0.75%	0.50%	0.50%	0.75%	0.75%	$164,443
2017	$1.00	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)	$1.00	0.35%	0.50%	0.50%	0.33%	0.33%	$168,782

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century California Tax-Free and Municipal Funds and Shareholders of California Tax-Free Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Tax-Free Money Market Fund (one of the funds constituting American Century California Tax-Free and Municipal Funds, referred to hereafter as the "Fund") as of August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statement of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2021 and the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
October 18, 2021

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

17

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	38	Kirby Corporation; Nabors Industries Ltd.;CYS Investments, Inc.(2012-2017)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	38	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Special Advisor, GSW Sports, LLC (2020 to Present); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	38	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	38	None
18

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus (since 2018), Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	69	None
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	38	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	38	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	38	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	38	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	141	None

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

19

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to 2021); General Counsel, ACC (2007 to 2021). Also served as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

20

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
21

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above the median of its peer
22

group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in
23

mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $12,780 as exempt interest dividends for the fiscal year ended August 31, 2021.

Change in Independent Registered Public Accounting Firm

On September 24, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP was dismissed and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending August 31, 2022.

During the fiscal years ended August 31, 2020 and August 31, 2021 and the subsequent interim period through September 24, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended August 31, 2020 and August 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended August 31, 2020 and August 31, 2021 and the subsequent interim period through September 24, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90328 2110

(b) None.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells, Peter F. Pervere and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2020: $94,558
FY 2021: $87,586

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2020: $0
FY 2021: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2020: $0
FY 2021: $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2020: $0
FY 2021: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2020: $0
FY 2021: $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2020: $0
FY 2021: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2020: $0
FY 2021: $0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2020: $147,500
FY 2021: $144,500

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4)(i) Change in Registrant’s Independent Public Accountant.

(a)(4)(ii) Letter from PricewaterhouseCoopers LLP.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	October 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President
(principal executive officer)

Date:	October 27, 2021

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	October 27, 2021